IOWA PUBLIC AGENCY INVESTMENT TRUST
                                DIVERSIFIED FUND
                      COMPREHENSIVE ANNUAL FINANCIAL REPORT





                       IOWA PUBLIC AGENCY INVESTMENT TRUST
                        DIRECT GOVERNMENT OBLIGATION FUND
                      COMPREHENSIVE ANNUAL FINANCIAL REPORT

































For the Fiscal Year
Ended June 30, 2000                                            www.ipait.org

              IOWA PUBLIC AGENCY INVESTMENT TRUST DIVERSIFIED FUND
                      COMPREHENSIVE ANNUAL FINANCIAL REPORT





      IOWA PUBLIC AGENCY INVESTMENT TRUST DIRECT GOVERNMENT OBLIGATION FUND
                      COMPREHENSIVE ANNUAL FINANCIAL REPORT




For the Fiscal Year
Ended June 30, 2000                                             www.ipait.org


                                 PREPARED BY THE
                       IOWA PUBLIC AGENCY INVESTMENT TRUST
                                BOARD OF TRUSTEES

                                TABLE OF CONTENTS


INTRODUCTORY SECTION

     Letter from the Chair................................................. 3
     Management Report..................................................... 6
     Board of Trustees..................................................... 7
     Service Providers..................................................... 8
     Organizational Chart..................................................10
     Certificate of Achievement............................................11

FINANCIAL SECTION

     Diversified Portfolio:
     Independent Auditor's Report..........................................12
     Financial Statements..................................................13
     Financial Highlights..................................................16
     Notes to Financial Statements.........................................17
     Direct Government Obligation Portfolio:
     Independent Auditor's Report..........................................19
     Financial Statements..................................................20
     Financial Highlights..................................................22
     Notes to Financial Statements.........................................23

INVESTMENT SECTION

     Fund Facts Summary....................................................25
         Diversified Fund Facts............................................25
         Direct Government Obligation Fund Facts...........................25
     Diversified Fund and Direct Government Obligation Fund................26
         Introduction  ..26
         Risk Profile  ..28
         Performance Summary...............................................29
         Past Fiscal Year Economic Summary.................................30
         Economic Outlook for Fiscal Year 2001.............................30
     IPAIT Investment Policy...............................................31

STATISTICAL SECTION

     Growth in Fund Units - Diversified Fund and DGO Fund..................38
     Monthly Comparative Yields - Diversified Fund and DGO Fund............39
     Annual Comparative Yields - Diversified Fund and DGO Fund.............40
     Annual Net Investment Income - Diversified Fund and DGO Fund..........40
     Glossary of Investment Terms..........................................41

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






                              Introductory Section

August 31, 2000




Dear Fellow IPAIT Participants:

The Iowa Pubic Agency Investment Trust (IPAIT) is pleased to submit to you this Diversified Fund Comprehensive Annual Financial Report and the Direct Government Obligation (DGO) Fund Comprehensive Annual Financial Report, both for the fiscal year ended June 30, 2000. This, IPAIT's thirteenth year of serving participant needs, has been another excellent year of operation for the IPAIT Diversified and DGO Funds.

INVESTMENT POLICIES AND STRATEGIES

IPAIT was created pursuant to Iowa Code Chapter 28E in 1987 to enable eligible Iowa public agencies to safely and effectively invest their available operating and reserve funds. Both the Diversified and DGO portfolios have followed established money market mutual fund investment parameters designed to maintain a $1 per unit net asset value since inception and were registered with the Securities and Exchange Commission (SEC) in accordance with 17 C.F.R. Section 270.2a-7 in May 1993. The Diversified Fund and the DGO Fund were among the first local government investment pools in the country to do so and have been formally regulated by the SEC since that time.

IPAIT's Investment Policy is reproduced elsewhere in this CAFR. The program's Investment Policy guides all investment decisions and operating frameworks.

INVESTMENT SAFEGUARDS

Both Funds continue to be focused upon their investment objectives as stated in the IPAIT Investment Policy found elsewhere in this report. These goals, in order of priority are safety of invested principal, followed by maintenance of adequate liquidity, followed by evaluation of available yield. Within these objectives, each Fund strives to provide participants with the best available rates of return for legally authorized investments. All security settlements within either portfolio are settled on a delivery-versus-payment (DVP) basis. DVP settlements greatly reduce the possibility of inappropriate transmission of funds or securities.

RELIABILITY OF INVESTMENT SECTION

All commentary and displays in the Investment Section were prepared by IPAIT's service providers, Investors Management Group (IMG), acting as the program's Investment Adviser and Administrative Services Provider and Wells Fargo Bank Iowa, N.A. (Wells Fargo), the program's Custodian and Bank Trust Services provider. Each of these entities has provided their respective services to the IPAIT program since the program's inception in 1987. All services provided by IPAIT to participants are subject to rigorous and regular verification between these two institutional providers. All data presented represents the combined work product of IMG and Wells Fargo.

SCHEDULE OF OPERATIONS

For FY 99/00 and 98/99, total interest earned, total operating expenses and net investment income for the IPAIT Diversified Fund and the Direct Government Obligation Fund were as follows:

                           Interest Earned     Expenses   Net Investment Income
--------------------------------------------------------------------------------

Diversified Fund
     FY 99/00               $12,205,834         $1,204,371        $11,001,463
     FY 98/99                10,089,384          1,113,903          8,975,481

Direct Government
Obligation Fund
     FY 99/00               $ 3,577,873         $  378,211        $ 3,199,662
     FY 98/99                 3,815,354            440,562          3,374,792

There were no significant changes in operation from one fiscal period to the next. Each program operates pursuant to Service Provider agreements for all aspects of program operation. Every agreement specifies the fees to be charged for each component of IPAIT services and was in place for both fiscal periods.

Financial and operating highlights from this past year include:

     o   Receipt  of  a  third   consecutive   Certificate  of  Achievement  for
         Excellence in Financial Reporting by the Government Finance Officers Association (GFOA).

     o   Average   combined  daily   investments  in  the  Diversified  and  DGO
         portfolios of $277,400,998, up from $271,958,772 last fiscal year.

     o Placement of 139 portfolio certificates of deposit in Iowa financial institutions, by the Diversified Fund representing over $114,150,000.

     o An authorized membership total of 378 public bodies for each Fund, an increase of eighteen over the previous period representing 174 municipalities, 87 counties, 80 municipal utilities and 37 other eligible public agencies.

Use of the program's cash management services continued to serve a record number of participants throughout the period. Total funds invested in the program's investment alternatives reached a combined high for the fiscal year of $488,704,627 on October 14, 1999.

This report was prepared in its entirety by the Iowa Public Agency Investment Trust and its various service providers. We take full responsibility for the accuracy of the data and the completeness and fairness of the financial statements, supporting schedules, investment performance statistics and comparisons and various statistical tables found throughout the report.

COMPREHENSIVE ANNUAL FINANCIAL REPORT FORMAT AND CONTENTS

The report is presented in four sections as follows:

INTRODUCTION--contains the Table of Contents, Letter of Transmittal, Management Report, IPAIT Organizational Chart and a listing of the IPAIT Board of Trustees and service providers.

FINANCIAL--contains the Diversified Fund and DGO Fund financial statements and the report of independent auditors, KPMG LLP.

INVESTMENT--contains a comprehensive discussion of each Fund's investment performance and operations including the following:

     o Fund Facts--a summary of IPAIT's Diversified Fund and DGO Fund investment strategy, individual fund performance comparison to other registered money market fund performance benchmarks including the IBC Financial Data Money Fund Index, and an Economic Environment Overview for the past fiscal year;

     o Complete Portfolio Characteristics--portfolio composition and summaries for each Fund to include portfolio ownership analysis, weighted-average maturity illustrations and comparisons, maturity analysis, portfolio distribution by security type, historical portfolio asset growth; and

     o   The IPAIT Diversified Fund and DGO Fund Investment Policy.

STATISTICAL--includes trend data for the past five years for various program operating components, including total net asset value for each Fund by type of participant, monthly and annual yield highlights and comparisons, Summary of Operations, and a glossary of investment terms.

The  Government  Finance  Officers  Association  of the United States and Canada
(GFOA) awarded a third consecutive Certificate of Achievement for Excellence in Financial Reporting to the Iowa Public Agency Investment Trust for its comprehensive annual financial report (CAFR) for the fiscal year ended June 30, 1999. The Certificate of Achievement is a prestigious national award recognizing conformance with the highest standards for preparation of state and local government financial reports.

In order to be awarded a Certificate of Achievement, a government unit must publish an easily readable and efficiently organized Comprehensive Annual Financial Report (CAFR), whose contents conform to program standards. The CAFR must satisfy both generally accepted accounting principles and applicable legal requirements.

A Certificate of Achievement is valid for a period of one year only. We believe our current report continues to conform to the Certificate of Achievement program requirements, and we are submitting it to the GFOA.

On behalf of IPAIT's Board of Trustees, sponsoring associations and service providers, we thank you for your continued support of the Iowa Public Agency Investment Trust and encourage you to contact us with comments and suggestions regarding the operation of the program.

As we begin fiscal year 2000/01, IPAIT will introduce a new standard for ease and efficiency of participant interaction with IPASonline, IPAIT's proprietary Internet-based Participant Accounting System. We collectively pledge to continue working together to provide a safe source of interest income for every participant and to provide helpful, convenient cash management related information.

Respectfully,



Robert Hagey
Chair, Board of Trustees
IOWA PUBLIC AGENCY INVESTMENT TRUST

                                                             MANAGEMENT REPORT

TO IPAIT PARTICIPANTS:


While IPAIT's Diversified Fund and DGO Fund financial statements and the related financial data contained in these Comprehensive Annual Financial Reports have been prepared in conformity with generally accepted accounting principles and have been audited by IPAIT's Independent Auditor, KPMG LLP, the ultimate accuracy and validity of this information is the responsibility of the management of the Iowa Public Agency Investment Trust Board of Trustees. To carry out this responsibility, the Board of Trustees maintains financial policies, procedures, accounting systems and internal controls which the Board believes provide reasonable, but not absolute, assurance that accurate financial records are maintained and investment assets are safeguarded.

In addition, the three ex-officio trustees meet with the program's service providers and legal counsel to review all aspects of IPAIT performance each month. The Board of Trustees meets quarterly to similarly review program performance and compliance. In addition, IPAIT is regularly subjected to a comprehensive review of all services and costs of operation by the IPAIT Board of Trustees. This year's Comprehensive Annual Financial Report (CAFR) will be submitted to the Government Finance Officers Association (GFOA) for consideration for a Certificate of Achievement for Excellence in Financial Reporting following receipt of a third consecutive Certificate of Achievement for the fiscal year 1998-1999 CAFR.

In the Board's opinion, IPAIT's internal controls are adequate to ensure that the financial information in this report presents fairly the IPAIT Diversified Fund and the IPAIT Direct Government Obligation (DGO) Fund operations and financial condition.

Sincerely,


Robert Haug
Secretary, Board of Trustees
IOWA PUBLIC AGENCY INVESTMENT TRUST

BOARD OF TRUSTEES

CHAIR
MR. ROBERT HAGEY,
TREASURER
Sioux County Courthouse
210 Central Avenue, SW
P.O. Box 70
Orange City, IA  51041
(712) 737-3505
Fax: (712) 737-2537

VICE CHAIR
MR. TOM HANAFAN, MAYOR
City Hall
209 Pearl Street
Council Bluffs, IA  51503
(712) 328-4601
Fax: (712) 328-2137

MR. DON KERKER,
DIRECTOR OF FINANCE
Muscatine Power and Water
3205 Cedare Street
Muscatine, IA 52761
(319) 262-3303
Fax: (319) 262-3315

Ms. Arlys Hannam
City Clerk
1512 7th Street
Coralville, IA 52241
(319) 351-1266
Fax: (319) 351-5915

MR. JODY SMITH,
FINANCE OFFICER
City of West Des Moines
P.O. Box 65320
West Des Moines, IA
50265-0320
(515) 222-3600
Fax: (515) 222-3640

MR. JIM AHRENHOLTZ,
OFFICE MANAGER
Denison Municipal Utility
16th & 5th Avenue South
P.O. Box 518
Denison, IA  51442
(712) 263-4154
Fax: (712) 263-8767

MR. FLOYD MAGNUSSON,
SUPERVISOR
Webster County
Courthouse
703 Central Avenue
Ft. Dodge, IA  50501
(515) 573-7175
Fax: (515) 573-8228

MR. PAUL OLDHAM,
OFFICE MANAGER
Algona Municipal Utilities
104 West Call
P.O. Box 10
Algona, IA  50511
(515) 295-3584
Fax: (515) 295-3364

In addition to the IPAIT Board of Trustees above, the Executive Directors of the Iowa League of Cities, Iowa State Association of Counties and the Iowa Association of Municipal Utilities serve as Ex-Officio Members of the IPAIT Board.

Robert  Haug
Executive  Director
Iowa Association  of
Municipal  Utilities and
IPAIT  Secretary to
the Board

William Peterson
Executive  Director
Iowa State  Association
of Counties  and IPAIT
Assistant  Secretary to
the Board

Thomas Bredeweg
Executive Director
Iowa League of Cities
and IPAIT Treasurer to
the Board.

                                                          SERVICE PROVIDERS



                             SPONSORING ASSOCIATIONS




                     Iowa Association of Municipal Utilities
                               1735 NE 70th Avenue
                              Ankeny, IA 50021-9353
                         Robert Haug, Executive Director
                                  515-289-1999



                              Iowa League of Cities
                                317 Sixth Avenue
                                   Suite 1400
                              Des Moines, IA 50309
                     Thomas G. Bredeweg, Executive Director
                                  515-244-7282



                       Iowa State Association of Counties
                              701 East Court Avenue
                              Des Moines, IA 50309
                     William R. Peterson, Executive Director
                                  515-244-7181

                        Investment Adviser-Administrator
                           Investors Management Group
                                2203 Grand Avenue
                              Des Moines, IA 50312

                            Mark McClurg 515-245-9534
                           Kathryn Beyer 515-245-9523
                             Paul Kruse 515-245-9532


                               Custodian and Bank
                             Trust Services Provider
                             Wells Fargo and Company
                            666 Walnut, P.O. Box 837
                              Des Moines, IA 50304

                           Bruce Kielhorn 515-245-3200
                            Anita Tracy 515-245-3413

                                  Legal Counsel
             Ahlers, Cooney, Dorweiler, Haynie, Smith & Allbee, P.C.
                           100 Court Avenue, Suite 600
                              Des Moines, IA 50309
                            Edgar Bittle 515-246-0312
                           Elizabeth Grob 515-246-0305

                               Independent Auditor
                                    KPMG LLP
                                2500 Ruan Center
                              Des Moines, IA 50309

                                                             ORGANIZATION CHART

                   IOWA PUBLIC AGENCY INVESTMENT TRUST (IPAIT)
                              Diversified Fund and
                        Direct Government Obligation Fund

                            Administration Flow Chart
IPAIT Board of Trustees                      Sponsoring Associations
Robert Hagey, Chair                          Iowa League of Cities
Tom Hanafan, Vice Chair                      Tom Bredeweg
Don Kerker, Board Member                     Iowa State Association of Counties
Arlys Hannam, Board Member                   William Peterson
Jody Smith, Board Member                     Iowa Association of
Jim Ahrenholtz, Board Member                 Municipal Utilities
Floyd Magnusson, Board Member                Bob Haug
Paul Oldham, Board Member
(one vacancy)

 IPAIT Custodian              IPAIT Bank Trust Services      IPAIT Investment Adviser
Wells Fargo Bank Iowa, N.A.   Wells Fargo Bank Iowa, N.A.    Investors Management Group
Anita Tracy                   Bruce Kielhorn                 Kathryn Beyer, CFA


Legal Counsel                 IPAIT Auditor                  IPAIT Administrator          IPAIT Program Development
Ahlers, Cooney,                KPMG LLP                      Investors Management Group    Investors Management Group
Dorweiler, Haynie,            CERTIFIED PUBLIC ACCOUNTANTS   Mark McClurg                  Paul Kruse
Smith & Allbee, P.C.
ATTORNEYS AT LAW
Edgar Bittle

  _______________________________________________________________
       |                                                               |
       |                         CERTIFICATE OF                        |
       |                          ACHIEVEMENT                          |
       |                         FOR EXCELLENCE                        |
       |                          IN FINANCIAL                         |
       |                           REPORTING                           |
       |                                                               |
       |                          PRESENTED TO                         |
       |                                                               |
       |                       IOWA PUBLIC AGENCY                      |
       |                        INVESTMENT TRUST DIVERSIFIED FUND/     |
       |                       DIRECT GOVERNMENT OBLIGATION FUND       |
       |                  FOR ITS COMPREHENSIVE ANNUAL                 |
       |                        FINANCIAL REPORT                       |
       |                   FOR THE FISCAL YEAR ENDED                   |
       |                         JUNE 30, 1999                         |
       | A CERTIFICATE OF ACHIEVEMENT FOR EXCELLENCE IN FINANCIAL | | REPORTING IS PRESENTED BY THE GOVERNMENT FINANCE OFFICERS |
       |         ASSOCIATION OF THE UNITED STATES AND CANADA TO        |
       |        GOVERNMENT UNITS AND PUBLIC EMPLOYEE RETIREMENT        |
       |          SYSTEMS WHOSE COMPREHENSIVE ANNUAL FINANCIAL         |
       |              REPORTS (CAFRS) ACHIEVE THE HIGHEST              |
       |               STANDARDS IN GOVERNMENT ACCOUNTING              |
       |                    AND FINANCIAL REPORTING.                   |
       |                                                               |
       |                                                               |
       |                                                               |
       |                                                               |
       |   GOVERNMENT FINANCE                      GARY BRUEBAKER      |
       |  OFFICERS ASSOCIATION                       PRESIDENT         |
       |  OF THE UNITED STATES                                         |
       |       AND CANADA                                              |
       |   CORPORATION SEAL                      JEFFREY L. ESSER      |
       |       CHICAGO                          EXECUTIVE DIRECTOR     |
       |_______________________________________________________________|

                                                    FINANCIAL SECTION

INDEPENDENT AUDITOR'S REPORT

The Board of Trustees and Unitholders
Iowa Public Agency Investment Trust:

We have audited the accompanying statement of net assets of the Diversified Portfolio of the Iowa Public Agency Investment Trust (the Portfolio) as of June 30, 2000, and the related statements of operations for each of the years in the five-year period then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Diversified Portfolio of the Iowa Public Agency Investment Trust as of June 30, 2000, and the results of its operations for each of the years in the five-year period then ended and the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Des Moines, Iowa
July 21, 2000

                                                       FINANCIAL STATEMENTS

                                                  NOTES TO FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Diversified Portfolio. The accompanying financial statements include activities of the Diversified Portfolio. The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank Iowa, N.A., serves as the Custodian and Bank Trust Services Provider, and Investors Management Group serves as the Investment Adviser, Administrator and Program Support Provider.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and adheres to policies which mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

INVESTMENTS IN SECURITIES

The Diversified Portfolio consists of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12 of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT's custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At June 30, 2000, the securities purchased under overnight agreements to resell were collateralized by government and government agency securities with a market value of $35,504,988.

Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized with securities or letters of credit held by IPAIT's custodian in IPAIT's name, or by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as category one. Category one consists of insured or registered securities or securities held by IPAIT or its agent in IPAIT's name and is the most secure investment category description.

UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS

IPAIT determines the net asset value of each portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio are declared daily and distributed monthly.

INCOME TAXES

IPAIT is exempt from federal and state income tax.

FEES AND EXPENSES

Under separate agreements with IPAIT, Investors Management Group (IMG), the Investment Adviser, Administrator and Program Support Provider, and Wells Fargo Bank Iowa, N.A. (Wells Fargo), the Custodian and Bank Trust Services Provider, are paid an annual fee for operating the investment programs. IMG receives .230 percent of the average daily net asset value up to $150 million, .185 percent from $150 to $300 million, and .140 percent exceeding $300 million for investment Adviser and administrative fees. In addition, IMG receives .100 percent of the average daily net asset value up to $250 million and .125 percent exceeding $250 million for program support fees. For the year ended June 30, 2000 the Diversified Portfolio paid $675,117 to IMG for services provided. Wells Fargo receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. Wells Fargo also receives .075 percent of the average daily net asset value for bank trust services. For the year ended June 30, 2000, the Diversified Portfolio paid $263,064 to Wells Fargo for services provided. Under a distribution plan the public agency associations collectively receive an annual fee of .100 percent of the daily net asset value of the portfolios. For the year ended June 30, 2000, the Diversified Portfolio paid $113,217 to the Iowa League of Cities, $69,522 to the Iowa State Association of Counties, and $30,213 to the Iowa Association of Municipal Utilities. IPAIT is responsible for operating expenses incurred directly by IPAIT. All fees are computed daily and paid monthly.

(2) SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified Portfolio aggregated $17,505,271,438 for the year ended June 30, 2000. Proceeds from maturities of securities for the Diversified Portfolio aggregated $17,466,890,480 for the year ended June 30, 2000.

                                                  INDEPENDENT AUDITOR'S REPORT

The Board of Trustees and Unitholders
Iowa Public Agency Investment Trust:

We have audited the accompanying statement of net assets of the Direct Government Obligation Portfolio of the Iowa Public Agency Investment Trust (the Portfolio) as of June 30, 2000, and the related statements of operations for each of the years in the five-year period then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Direct Government Obligation Portfolio of the Iowa Public Agency Investment Trust as of June 30, 2000, and the results of its operations for each of the years in the five-year period then ended and the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Des Moines, Iowa
July 21, 2000

                                                       FINANCIAL STATEMENTS

                                                  NOTES TO FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Direct Government Obligation Portfolio. The accompanying financial statements include activities of the Direct Government Obligation Portfolio. The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank Iowa, N.A., serves as the Custodian and Bank Trust Services Provider, and Investors Management Group serves as the Investment Adviser, Administrator, and Program Support Provider.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Direct Government Obligation Portfolio and adheres to policies which mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

INVESTMENTS IN SECURITIES

The Direct Government Obligation Portfolio consists of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12 of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT's custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At June 30, 2000, the securities purchased under overnight agreements to resell were collateralized by government agency securities with a market value of $38,715,435.

Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized with securities or letters of credit held by IPAIT's custodian in IPAIT's name, or by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as category one. Category one consists of insured or registered securities or securities held by IPAIT or its agent in IPAIT's name and is the most secure investment category description.

UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS

IPAIT determines the net asset value of each portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio are declared daily and distributed monthly.

INCOME TAXES

IPAIT is exempt from federal and state income tax.

FEES AND EXPENSES

Under separate agreements with IPAIT, Investors Management Group (IMG), the Investment Adviser, Administrator and Program Support Provider, and Wells Fargo Bank Iowa, N.A. (Wells Fargo), the Custodian and Bank Trust Services Provider, are paid an annual fee for operating the investment programs. IMG receives .230 percent of the average daily net asset value up to $150 million, .185 percent from $150 to $300 million, and .140 percent exceeding $300 million for investment adviser and administrative fees. In addition, IMG receives .100 percent of the average daily net asset value up to $250 million and .125 percent exceeding $250 million for program support fees. For the year ended June 30, 2000 the Direct Government Obligation Portfolio paid $215,189 to IMG for services provided. Wells Fargo receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. Wells Fargo also receives
 .075 percent of the average daily net asset value for bank trust services. For the year ended June 30, 2000, the Direct Government Obligation Portfolio paid $81,511 to Wells Fargo for services provided. Under a distribution plan the public agency associations collectively receive an annual fee of .100 percent of the daily net asset value of the portfolios. For the year ended June 30, 2000, the Direct Government Obligation Portfolio paid $58,969 to the Iowa League of Cities and $6,240 to the Iowa Association of Municipal Utilities. IPAIT is responsible for operating expenses incurred directly by IPAIT. All fees are computed daily and paid monthly.

(2) SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Direct Government Obligation Portfolio aggregated $14,613,823,866 for the year ended June 30, 2000. Proceeds from maturities of securities for the Direct Government Obligation Portfolio aggregated $14,656,175,000 for the year ended June 30, 2000.

                               INVESTMENT SECTION

FUND FACTS SUMMARY


DIVERSIFIED FUND FACTS
AS OF JUNE 30, 2000

INVESTMENT  STRATEGY/GOALS:  To  provide a safe,  liquid,  effective  investment alternative for the operating and reserve funds for Iowa's municipalities, counties, municipal utilities and other eligible public agencies by jointly investing participant funds in a professionally managed portfolio of short-term, high-quality, legally authorized marketable securities.

DATE OF INCEPTION:  November 13, 1987

TOTAL NET ASSETS:  $216 million

BENCHMARKS:  IBC U.S.  Government & Agencies Money Fund Report Index,  Iowa Code
     Chapter 74A 32-89 day Public Funds Rates, and Iowa Code Chapter 74A 90-179 day Public Funds Rates.

PERFORMANCE OBJECTIVE: To provide the highest level of current income from investment in a portfolio of U.S. government and agency securities, certificates of deposit in Iowa financial institutions and other authorized securities collateralized by U.S. government and agency securities as is consistent with, in order of priority, preservation of principal and provision of necessary liquidity.

INVESTMENT ADVISER:
   Investors Management
   Group

MANAGEMENT FEES:
   Fifteen basis
   points (0.15%)

TOTAL EXPENSE RATIO:
   Fifty-seven basis
   points (0.57%)


DIRECT GOVERNMENT OBLIGATION (DGO) FUND FACTS
AS OF JUNE 30, 2000

INVESTMENT STRATEGY/GOALS: To provide a safe, liquid, effective investment alternative for the bond proceeds, operating and reserve funds for Iowa's municipalities, counties, municipal utilities and other eligible public agencies that are limited to investment in only direct obligations of the U.S. government by jointly investing participant funds into a professionally managed portfolio of short-term, eligible marketable securities.

DATE OF INCEPTION:  September 1, 1988

TOTAL NET ASSETS:  $45 million

BENCHMARKS: IBC U.S.  Treasury & Repo Money Fund Report Index, Iowa Code Chapter
     74A 32-89 day Public Funds Rates, and Iowa Code Chapter 74A 90-179 day Public Funds Rates.

PERFORMANCE OBJECTIVE: To provide the highest level of income from investment in a portfolio of U.S. government securities as is consistent with, in order of priority, preservation of principal and provision of necessary liquidity.

INVESTMENT ADVISER:  Investors Management Group

MANAGEMENT FEES:  Fifteen basis points (0.15%)

TOTAL EXPENSE RATIO:  Fifty-eight basis points (0.58%)

                                                         DIVERSIFIED FUND AND
                                              DIRECT GOVERNMENT OBLIGATION FUND

                            INVESTMENT RESULTS REVIEW
                         Fiscal Year Ended June 30, 2000

INTRODUCTION

The Diversified Fund and the Direct Government Obligation (DGO) Fund are each short-term investment pools of high-quality money market instruments. Each pool has been registered since May of 1993 with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. Each is operated in accordance with 17 C.F.R. Section 270.2a-7 (Rule 2a-7). Each pool complied voluntarily with all Rule 2a-7 money market fund operating guidelines from inception until formal registration in 1993.

The Diversified Fund is made up of a professionally managed portfolio of U.S. government and federal agency securities, certificates of deposit issued by Iowa financial institutions and perfected repurchase agreements, the latter collateralized by U.S. government and federal agency securities. The Diversified Fund is typically used for the investment of all public funds subject to the Iowa public funds statutory provisions invested by a participant unless other participant-specific investment restrictions exist.

The DGO Fund is identical in every respect to the Diversified Fund except that it is invested exclusively in direct U.S. government obligations and repurchase agreements collateralized by direct U.S. government obligations. The DGO Fund is typically used to invest those public funds of a participant that are subject to more stringent investment restrictions than those provided by Iowa public funds statutes, for example bond proceeds whose investment alternatives may be limited to the types of securities found in the DGO Fund.

The investment objective of both the Diversified Fund and the DGO Fund is to provide as high a level of current income as is consistent with preservation of invested principal and provision of adequate liquidity to meet participants' daily cash flow needs. As a general policy, all purchased securities will be held until they mature. However, in an effort to increase yields, IPAIT may sell securities and realize capital gains when there are perceived disparities between maturities for various categories of authorized investments. Summaries of all security trades for each Fund are regularly provided monthly to the IPAIT Board of Trustees for review.

Both portfolios have been managed by Investors Management Group, IPAIT's Des Moines, Iowa based investment adviser, since inception. Aggregate cash flows for each Fund are monitored daily and compared to respective Fund cash flow patterns of previous periods. Fund cash flow patterns throughout the fiscal period, as compared to previous years, have traditionally been generally repetitive. Thirteen years of operating history create a very helpful tool to gauge necessary pool liquidity needs.

Both the Diversified Fund and the DGO Fund follow a fundamental strategy of investing when interest rates rise and fund cash flows provide liquidity for purchases. In addition, the Diversified Fund actively monitors rates offered by Iowa financial institutions for public funds certificates of deposit. Institutions experiencing strong loan demand typically offer rates that are at or above those available for marketable securities, presenting a helpful portfolio investment alternative.

To assure adequate liquidity for anticipated and unanticipated participant withdrawals, IPAIT continually monitors the weighted-average-maturity (WAM) of both the Diversified Fund and the DGO Fund. Each Fund's WAM is similarly compared to the IBC Financial Data average for all registered money market funds. Presented in the previous column is the WAM for each Fund as compared to the IBC Financial Data average for all similar registered money market funds for the fiscal period.

Each Fund accrues interest income daily and pays accrued income monthly to participant accounts. Interest is paid on the first business day of the month following accrual. Daily income amounts are calculated by the amortized cost method. Under this method, a security is initially valued at cost on the date of purchase and, thereafter, any premium or discount is amortized on a straight-line basis to maturity.

The IPAIT Administrator-Adviser values each Fund's portfolio weekly at current market value, based upon actual market quotations. Each Fund's current market valuation is compared to that Fund's current amortized cost basis. In accordance with the established operating parameters of Rule 2a-7 and IPAIT's internal controls and procedures, any deviation in net asset value based upon available market quotations from each Fund's $1.00 amortized cost per unit is carefully monitored. Deviations may never exceed 0.5 percent and historically have never exceeded 0.1 percent. Illustrated on the previous page are the amortized cost versus market value per unit comparisons for the past three fiscal years for each Fund.

The Diversified Fund's investment performance is regularly compared to three established benchmarks, the IBC Financial Data average rate for all registered Rule 2a-7 money market funds investing in U.S. government and federal agency securities, the Iowa Code Chapter 74A rate for 32-89, and 90-179 day certificates of deposit issued by Iowa financial institutions for public funds in the state.

The DGO Fund is similarly compared to the IBC Financial Data average rate for all Rule 2a-7 money market funds that invest in only direct obligations of the U. S. government as well as the Iowa Code Chapter 74A rates for 32-89 and 90-179 day certificates of deposit.

The Iowa Code Chapter 74A rates are distributed monthly by the state Treasurer's office for various investment periods and are intended to be the minimum rates at which Iowa financial institutions can accept public funds for timed deposits. While a public body must commit funds for minimum periods of time to access Chapter 74A rates, IPAIT's Diversified Fund and DGO Fund typically offer rates at or above the Chapter 74A benchmarks with complete daily liquidity.

RISK PROFILE

Both the Diversified Fund and the DGO Fund are low in risk profile. Both Funds limit portfolio investments to:

1. No single portfolio investment may exceed 365 days to maturity and

2. The weighted average maturity (WAM) may never exceed 90 days.

In addition to the above investment maturity restrictions common to both Funds, the Diversified Fund limits itself to U.S. government and federal agency securities, perfected repurchase agreements collateralized by U.S. government and federal agency securities and Iowa financial institution certificates of deposit. The DGO Fund further limits itself to only direct obligations of the U.S. government and perfected repurchase agreements collateralized by direct obligations of the U.S. government. This combination of short average maturities and extremely high-quality credit instruments provides eligible Iowa public funds investors with a safe, effective investment alternative.

As noted previously, both the Diversified Fund and the DGO Fund carefully limit themselves to high credit-quality securities. In addition, IPAIT monitors a broad array of economic indicators as well as activities of the Federal Reserve Board to be able to position each Fund's WAM to take advantage of projected interest rate environments. Anticipation of a rising yield curve throughout the fiscal period brought about by the Federal Reserve Board's series of overnight rate increases resulted in a gradually declining WAM for the Diversified Fund. The DGO Fund experienced a moderately increasing WAM as rising rates brought about a positive yield curve that had not existed prior to the overnight rate increases.

As the Diversified Fund identified Iowa financial institution certificates of deposit that offered attractive investment opportunities, funds were invested in term securities that tended to keep the Diversified Fund WAM comparable to the industry index. A lack of similar investment opportunities for the DGO Fund resulted in a substantially shorter WAM for the period.

It is important to note that portfolio liquidity needs for the program must control evaluation of alternative portfolio management opportunities at all times. If historical cash flow analysis indicates that participants will need to withdraw funds in the aggregate, material extension of either Fund's portfolio is not a viable alternative.

PERFORMANCE SUMMARY

For the one-year period ended June 30, 2000, the Diversified Fund and DGO Fund reported a ratio of net income to average net assets of 5.13 percent and 4.98 percent respectively, net of all operating expenses. These figures exceeded the IBC Indices for each Fund, which returned 4.98 percent and 4.78 percent respectively for the fiscal period.

Although both the Diversified Fund and the DGO Fund are liquidity pools, their performance over time has consistently exceeded the IBC Index as illustrated below.

Also illustrated below are the historical returns for both the Diversified Fund and the DGO Fund for the most recent one, three and five year periods.

PAST FISCAL YEAR ECONOMIC SUMMARY

U.S. consumers ended the decade of the 1990s with a bang. Retailers had their best holiday sales of the decade. The robust pace of consumer spending was not surprising given that the unemployment rate was at the lowest level since the 1960s. In addition, readily available and low cost financing propelled the housing sector to record levels.

The U.S. economy was not the only global region celebrating the new millennium. Economic reports from Canada, Europe, Latin America, and the Pacific Rim region all began to show stronger growth. Central bankers, concerned that synchronized global growth could spur inflation, began raising short-term interest rates.

The Federal Reserve was the first central bank to take pre-emptive action. With growth in the U.S. already at historically high levels, the Fed was concerned that a benevolent monetary policy would eventually stoke inflation. Against this backdrop, the Fed began to reclaim liquidity injected into the financial markets in the midst of the 1998 global financial turmoil, beginning with an initial rate hike of .25 percent on June 29, 1999.

Over the course of the year,  the Federal Funds rate was increased by a total of
1.75 percent, evidencing the Fed's increasing concern that low unemployment rates and rising raw material costs combined with the high demand for goods and services could generate higher inflation.

ECONOMIC OUTLOOK FOR FISCAL YEAR 2001

While the Fed has raised the federal funds rate substantially over the last year, long-term borrowing rates have not risen significantly. In the housing sector, thirty-year fixed rate mortgages are only .50 percent higher than a year ago. Corporations are paying only slightly higher rates for long-term borrowings. While the Fed controls short-term interest rates and banks often move their prime-lending rate in lock-step with the Fed, the bond market determines long-term borrowing rates. The bond market is slowing the Fed's efforts to cool the economy.

The global economy is clearly accelerating. Business and consumer confidence in Europe is at the highest levels since mid-1990. Industrial production in Japan has risen for sixth straight months and business optimism continues to increase throughout Southeast Asia.

In 1998 and 1999, weaker overseas economies helped keep domestic inflationary pressures at bay with the availability of imports helping to satisfy consumer demands for goods without stretching U.S. manufacturing capacity constraints. The flight of capital into the U.S. provided support to the U.S. dollar and reduced the prices of these imports.

As overseas economies strengthen, this moderating influence weakens. As U.S. exports increase, employment in the manufacturing sector rises at a time when qualified workers are already scarce. The improvement in overseas economies could result in capital flowing back into those countries, weakening the dollar and boosting import inflation, already higher than a year ago.

The popular perception is that only the price of energy related products is rising and core inflation is all that matters. A sustained increase in energy prices does matter. Wage demands have been restrained by the steady decline in inflation during the 1990s. As consumers pay more at the pump and their utility bills rise, workers will demand larger wage increases. Corporations will try to push through rising energy and labor costs to protect their profit margins. The strong level of demand for goods and services both here and abroad provides corporations with more pricing power.

Beyond oil, inflation is accelerating as well. The number of accelerating components of core CPI continues to increase. While the absolute level of core inflation is still low, it is accelerating at the fastest pace since the 1980s, the last time both commodity prices and employment costs rose in tandem.

We don't expect inflation to run rampant. The secular forces of global competition, deregulation, and advances in technology have dampened the cyclical forces that normally push inflation significantly higher in the latter stages of an economic expansion. The cyclical forces, however, are gaining momentum and will not subside unless restrained.

Both short-term and long-term rates must rise sufficiently to slow demand enough to relieve inflationary pressures. The Fed is likely to continue raising short-term rates until economic growth slows and inflationary pressures abate.

Given the current environment, the average maturities of the Diversified Fund and the DGO Fund are relatively short. This posture will enable the Funds to quickly respond to anticipated higher interest rates.

As always, management of the DGO Fund and the Diversified Fund will focus on IPAIT's three fundamental investment objectives: 1) safety of invested principal, 2) maintenance of necessary liquidity, and 3) competitive rates, in that order.

IPAIT INVESTMENT POLICY

SECTION 1--SCOPE OF INVESTMENT POLICY

The Investment Policy of the Iowa Public Agency Investment Trust (IPAIT) shall apply to all funds invested on behalf of participants accounted for in the IPAIT financial statements. Each investment made pursuant to this Investment Policy must be authorized by applicable law and this written Investment Policy.

This Investment Policy is intended to comply with Iowa Code chapters 28E, 12B and 12C.

Upon passage and upon future amendment, if any, copies of this Investment Policy shall be delivered to all of the following:

1.       The IPAIT Board of Trustees.

2.       All IPAIT depository institutions or fiduciaries.

3.       The auditor engaged to audit any fund of IPAIT.


SECTION 2--FUNDAMENTAL INVESTMENT RESTRICTIONS

A.   Unless otherwise specified below, none of the portfolios will:

1. Invest more than 5 percent of the value of their total assets in the securities of any one federally insured Iowa depository institution (other than securities of the U.S. government or its agencies or instrumentalities).

2. Invest 25 percent or more of the value of their total assets in the securities of issuers conducting their principal business activities in any one industry, including financial institutions. This restriction does not apply to securities of the U.S. government or its agencies and instrumentalities and repurchase agreements relating thereto.

3. Issue any senior securities (as defined in the Investment Company Act of 1940, as amended).

4.   Mortgage, pledge or hypothecate their assets.

5.   Make short sales of securities or maintain a short position.

6.   Purchase any securities on margin.

7.   Write, purchase or sell puts, calls or combinations thereof.

8.   Purchase or sell real estate or real estate mortgage loans.

9. Invest in restricted securities or invest more than 10 percent of the Portfolio's net assets in repurchase agreements with a maturity of more than seven days, and other liquid assets, such as securities with no readily available market quotation.

10.  Underwrite the securities of other issuers.

11. Invest in any securities in contravention of the provisions of Rule 2a-7 of the Investment Company Act of 1940 as it presently exists or as it may hereafter be amended.

     B.   Prohibited Investments

     Assets of IPAIT shall not be invested in the following:

1.       Reverse repurchase agreements.

2.       Futures and options contracts.

3. Any security with a remaining maturity of more than 365 days from the date of purchase not withstanding the provisions of Rule 2a-7 or any other provisions of state or federal law relating to the operation of the Trust.

     C.   Prohibited Investment Practices

     The following investment practices are prohibited:

1. Trading of securities for speculation or the realization of short-term trading gains.

2. Investing pursuant to a contract providing for the compensation of an agent or fiduciary based upon the performance of the invested assets.

3. If a fiduciary or other third party with custody of public investment transaction records of IPAIT fails to produce requested records when requested by IPAIT or its agents within a reasonable time, IPAIT shall make no new investment with or through the fiduciary or third party and shall not renew maturing investments with or through the fiduciary or third party.

     D.   Management Policies and Procedures

     Following are the fundamental management policies and procedures for IPAIT. All investments shall be maintained in separate IPAIT custodial accounts, segregated by Portfolio on behalf of IPAIT Participants.

1. Each purchase or sale of a security must be handled on a delivery-versus-payment (DVP) basis. Funds for the purchase of an investment shall not be released to the seller until the security is delivered to the IPAIT Custodian. Conversely, a sold security shall not be released to the buyer until funds for the purchase price of the security have been received by the IPAIT Custodian.

2. "Free delivery" transactions are prohibited. The Custodian shall never release assets from the IPAIT custodial accounts until the funds for the investment are delivered.

3. Any material deviation (greater than 0.5 percent) from the amortized cost of investments shall be promptly reported by the Adviser to the Board of Trustees. If such deviation exceeds 0.5 percent, the Adviser will consider what action, if any, should be initiated to reasonably eliminate or reduce material dilution or other unfair results to Participants. Such action may include redemption of Trust Units in kind, selling portfolio securities prior to maturity, withholding distributions or utilizing a net asset value per Trust Unit based upon available market quotations.

4. The frequent trading of securities, including day trading for the purpose of realizing short-term gains, the purchase and sale of futures and options to buy or sell authorized investments, reverse repurchase agreements, and other similar speculative transactions are expressly prohibited.

5. IPAIT may not make any investment other than Permitted Investments authorized by the provisions of the law applicable to the investment of funds by the Participants, as such laws may be amended from time to time.

6. IPAIT may not purchase any Permitted Investment if the effect of such purchase by IPAIT would be to make the average-dollar-weighted maturity of a portfolio greater than 90 days.

7. IPAIT may not borrow money or incur indebtedness whether or not the proceeds thereof are intended to be used to purchase Permitted Investments.

8.   IPAIT  may  not  make  loans,   provided  that  IPAIT  may  make  Permitted
     Investments.

9. IPAIT may not purchase securities or shares of investment companies or any entities similar to IPAIT.

The restrictions set forth above are fundamental to the operation and activities of IPAIT and may not be changed without the affirmative approval, in writing, of a majority of the Participants entitled to vote, except that such restrictions may be changed by the Trustees so as to make them more restrictive when necessary to conform the investment program and activities of IPAIT to the laws of the State of Iowa and the United States of America as they may from time to time be amended.

The above investment restrictions shall not be changed without the vote of a majority of the Participants in a Portfolio. "Majority" means the lesser of (a) 67 percent of the Trust's or a Portfolio's outstanding Trust Units voting at a meeting of the Participants at which more than 50 percent of the outstanding Trust Units are represented in person or by proxy or (b) a majority of the Trust's or a Portfolio's outstanding Trust Units.

Provided, however, the Trust may invest Portfolio assets pursuant to the maximum extent possible by Iowa law governing investments by public agencies and Rule 2a-7 and any change in the restrictions of the Iowa law governing investments by public agencies and Rule 2a-7 shall be deemed to be adopted by the Trust, and such change shall not require the approval of the Participants.

Any investment restrictions or limitations referred to above which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

SECTION 3--DELEGATION OF AUTHORITY

The responsibility for conducting IPAIT investment transactions resides with the IPAIT Board of Trustees. Certain responsibilities have been delegated to the Administrator-Adviser, the Custodian and the Bank Trust Services provider (the "Service Providers") pursuant to the Administrator-Adviser Agreement, the Custodian Agreement and the Bank Trust Services Agreement with amendments as may be adopted from time to time and the current Information Statement (the "Documents").

Each Service Provider shall individually notify the IPAIT Board of Trustees in writing within 30 days of receipt of all communications from the auditor of any Service Provider or any regulatory authority of the existence of a material weakness in internal control structure of the Service Provider or regulatory orders or sanctions regarding the type of services being provided to IPAIT by the Service Provider.

The records of investment transactions made by or on behalf of IPAIT are public records and are the property of IPAIT whether in the custody of IPAIT or in the custody of a fiduciary or other third party.


SECTION 4--OBJECTIVES OF INVESTMENT POLICY

The primary objectives, in order of priority, of all investment activities involving the financial assets of IPAIT shall be the following:

1. Safety: Safety and preservation of principal in the overall portfolio is the foremost investment objective.

2.   Liquidity:   Maintaining   the  necessary   liquidity  to  match   expected
     liabilities is the second investment objective.

3.   Return: Obtaining a reasonable return is the third investment objective.


SECTION 5--PRUDENCE

The Board of Trustees, when providing for the investment of deposit of public funds in the IPAIT program, shall exercise the care, skill, prudence and diligence under the circumstances then prevailing that a person acting in a like capacity and familiar with such matters would use to attain the Section 4 investment objectives.


SECTION 6--INSTRUMENTS ELIGIBLE FOR INVESTMENT

Assets of IPAIT may be invested in the following, all as more fully described in the IPAIT Information Statement:

o        Obligations of the U.S. government, its agencies and instrumentalities.

o Certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12C.

o Repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that the Custodian takes delivery of the collateral either directly or through an authorized custodian.

All instruments eligible for investment are further qualified by all other provisions of this Investment Policy, including Section 7, Diversification and Investment Maturity Limitations.


SECTION 7--DIVERSIFICATION AND INVESTMENT MATURITY LIMITATIONS

It is the policy of IPAIT to diversify portfolio investments in the Diversified Portfolio and the Direct Government Obligation (DGO) Portfolio. As described in the Information Statement, portfolio investments in the Diversified Portfolio and the Direct Government Obligation Portfolio are limited to the following:

   1.   No individual investment may exceed 365 days in length.

2. The maximum average maturity of all portfolio investments may not exceed 90 days.

Pursuant to IPAIT policies as disclosed in the Documents, Participants may also individually invest in Fixed Term Program investments.


SECTION 8--SAFEKEEPING AND CUSTODY

All invested assets of Participants in the Portfolios shall be held in accordance with the Custodian Agreement.

All invested assets eligible for physical delivery shall be secured by having them held at a third-party custodian. All purchased investments shall be held pursuant to a written third-party custodial agreement requiring delivery versus payment. No assets may be delivered out of the IPAIT account without full payment (no "free deliveries" shall be permitted).


SECTION 9--REPORTING

The Service Providers shall submit all reports required in the Documents.


SECTION 10--INVESTMENT POLICY REVIEW AND AMENDMENT

This Investment Policy shall be reviewed annually or more frequently as appropriate. Notice of amendments to the Investment Policy shall be promptly given to all parties noted in Section 1.

SECTION 11--EFFECTIVE DATE

This Investment Policy shall be effective as of May, 1993. Passed and approved this 20th day of April, 1993.



                       IOWA PUBLIC AGENCY INVESTMENT TRUST

This page left intentionally blank.

                                   Statistical
                                     Section

GROWTH IN FUND UNITS

                  GROWTH OF PARTICIPANT ASSETS UNDER MANAGEMENT
                              DIVERSIFIED FUND AND
                     DIRECT GOVERNMENT OBLIGATION (DGO) FUND

                   IPAIT                      Annual                      IPAIT                   Annual
Date            Div. Fund *                   Growth                  DGO Fund **                 Growth
-------------------------------------------------------------------------------------------------------------------
06/00         $   216,459,830                             14.80%     $   45,366,390               -48.21%
03/00         $   247,826,392                               4.02%    $   54,500,390               -21.87%
12/99         $   213,110,138                             10.58%     $   61,810,064               -15.01%
09/99         $   210,543,469                             10.06%     $   73,381,984                -5.63%
06/99         $   188,558,836                   6.52%                $  87,596,381                  5.71%
03/99         $   238,242,744                  24.18%                $  69,752,928                 48.18%
12/98         $   192,712,021                  19.02%                $  72,730,352                 39.38%
09/98         $   191,295,081                   2.07%                $  77,758,459                 35.23%
06/98         $   177,018,714                 -11.07%                $  82,865,033                 40.87%
03/98         $   191,859,267                 -20.16%                $  47,073,726                 -5.27%
12/97         $   161,914,498                 -24.50%                $  52,182,763                 -5.28%
09/97         $   187,412,776                  -9.27%                $  57,501,838                 -2.32%
06/97         $   199,049,090                   3.43%                $  58,825,680                 -9.94%
03/97         $   240,303,292                   6.54%                $  49,692,437                 18.91%
12/96         $   214,444,033                  14.52%                $  55,091,929                 21.40%
09/96         $   206,557,219                  12.61%                $  58,868,709                 15.62%
06/96         $   192,451,582                   4.38%                $  65,317,885                 16.48%
03/96         $   225,543,440                  14.49%                $  41,790,609                 40.80%
12/95         $   187,247,248                  14.28%                $  45,378,898                 61.99%
09/95         $   183,419,433                   8.79%                $  50,916,159                133.73%
06/95         $   184,369,434                  12.32%                $  56,078,373                 80.01%
03/95         $   196,998,830                   7.33%                $  29,680,324                -24.24%
12/94         $   163,844,838                  -9.69%                $  28,012,748                -37.19%
09/94         $   168,603,118                  -0.03%                $  21,784,470                 62.28%
06/94         $   164,149,228                  -6.59%                $  31,152,444                 63.73%
03/94         $   183,548,823                 -14.30%                $  39,174,341                 74.69%
12/93         $   181,419,538                  -1.02%                $  44,600,604                246.79%
09/93         $   168,662,012                 -15.21%                $  13,424,063                 -8.52%
06/93         $   175,721,378                  -3.92%                $  19,026,307                 15.48%
03/93         $   214,180,229                   4.68%                $  22,425,329                 33.97%
12/92         $   183,291,073                  -4.35%                $ 12,860,893                 -29.31%
09/92         $   198,907,983                  -0.94%                $  14,675,037                 67.15%

*IPAIT Div. Fund inception date 11/13/87
**IPAIT DGO Fund inception date 9/1/88



                                                     MONTHLY COMPARATIVE YIELDS

                                DIVERSIFIED FUND

                                                                     Code            Code
              Div. Fund              IBC U.S. Treasury          Chapter 74A      Chapter 74A
 Date            Rate (1)            & Agency Index (2)         32-89 Day (3)    90-179 Day (3)
-------------------------------------------------------------------------------------------------------------------
06/00            5.81                     5.79                    5.80              6.00
05/00            5.66                     5.53                    5.80              6.20
04/00            5.49                     5.37                    5.60              5.80
03/00            5.42                     5.22                    5.40              5.70
02/00            5.30                     5.13                    5.30              5.60
01/00            5.11                     4.98                    5.20              5.60
12/99            5.04                     4.89                    5.20              5.40
11/99            4.99                     4.81                    5.10              5.30
10/99            4.84                     4.64                    5.00              5.10
09/99            4.74                     4.58                    4.80              5.00
08/99            4.66                     4.44                    4.60              4.90
07/99            4.49                     4.34                    4.50              4.80

(1)      Investment income less expenses
(2)      IBC U.S. Government & Agencies Monthly Money Fund Report
(3)      Iowa Code Chapter 74A minimum public fund deposit rates
                        Direct Government Obligation Fund

                                                                     Code            Code
              DGO Fund               IBC U.S. Treasury          Chapter 74A      Chapter 74A
 Date            Rate (1)              & Repo Index (2)         32-89 Day (3)    90-179 Day (3)
-------------------------------------------------------------------------------------------------------------------

06/00            5.80                     5.66                    5.80              6.00
05/00            5.48                     5.29                    5.80              6.20
04/00            5.41                     5.18                    5.60              5.80
03/00            5.26                     5.04                    5.40              5.70
02/00            5.16                     4.93                    5.30              5.60
01/00            4.83                     4.72                    5.20              5.60
12/99            4.73                     4.52                    5.20              5.40
11/99            4.89                     4.60                    5.10              5.30
10/99            4.64                     4.44                    5.00              5.10
09/99            4.67                     4.45                    4.80              5.00
08/99            4.49                     4.31                    4.60              4.90
07/99            4.41                     4.25                    4.50              4.80

(1)      Investment income less expenses
(2)      IBC U.S. Government & Agencies Monthly Money Fund Report
(3)      Iowa Code Chapter 74A minimum public fund deposit rates

Annual Comparative Yields

                                             IBC U.S. Gov.                                     IBC U.S. Treasury
Date            Div. Fund (1)              & Agency Index (2)          DGO Fund (1)             & Repo Index (3)
-------------------------------------------------------------------------------------------------------------------

2000                5.13                        4.98                       4.98                     4.78
1999                4.61                        4.47                       4.43                     4.35
1998                5.10                        4.90                       4.98                     4.85
1997                4.92                        4.72                       4.84                     4.68
1996                5.11                        4.88                       5.03                     4.89

(1)      Investment income less expenses
(2)      IBC U.S. Government & Agencies Money Fund Report
(3)      IBC U.S. Treasury and Repo Money Fund Report


Annual Net Investment Income

Date            Diversified Fund (1)              DGO Fund (1)
-------------------------------------------------------------------------------------------------------------------
2000               $  11,001,463                $    3,199,662
1999                   8,975,481                     3,374,792
1998                   9,260,578                     2,723,297
1997                  10,527,618                     2,709,406
1996                   9,810,282                     2,429,570

(1) Investment income less expenses

                                                  GLOSSARY OF INVESTMENTTERMS

ACCRUED INTEREST - interest accumulated on all securities in a portfolio since the most recent payment date for each security.

ADMINISTRATOR - entity that carries out IPAIT policies and provides participant recordkeeping services.

AMORTIZED COST - method of accounting that gradually reduces a security's discount or premium on a straight-line basis.

ASSETS - items in financial statement with current market value owned by IPAIT.

CERTIFICATE OF DEPOSIT - debt instrument issued by a financial institution with an interest rate set by competitive forces in the marketplace.

COLLATERAL  - U.S.  government  or  agency  securities  pledged  to IPAIT  until
investment  is  repaid.   For  instance,   the  security  for  a  collateralized
certificate of deposit issued by an Iowa financial institution.

COMPOUND RATE - interest calculation based upon investment of principal plus reinvestment of interest earned from previous period(s). IPAIT portfolio interest is compounded or reinvested monthly.

CUSTODIAN - bank that maintains custody of all IPAIT assets.

DISCOUNT - the dollar amount by which the par value of a bond exceeds its market price.

DIVERSIFIED - spreading of risk by investing assets in several different categories of investment and assorted maturities within those categories.

IBC  -  monthly  and  quarterly   publications   of  IBC  Financial  Data,  Inc.
illustrating money fund expense and performance data.

INVESTMENT ADVISER - Securities and Exchange Commission registered firm that provides investment advice to IPAIT.

IOWA CODE CHAPTER 74A RATES - Minimum rates at which Iowa financial institutions may accept deposits of public funds for various periods.

LIABILITIES - claims on the assets of IPAIT.

MARKET VALUE - the current price or value of a security.

NET  INVESTMENT   INCOME  -  income  from  IPAIT   investments   distributed  to
participants after payment of program operating expenses.

NOMINAL RATE - simple interest calculation based only upon the principal amount invested without reinvestment of earned interest.

PAR VALUE - value of IPAIT investments at maturity.

PORTFOLIO - all investments owned by IPAIT.

PREMIUM - the dollar amount by which the market price of a bond exceeds its par value.

REDEMPTIONS - withdrawal of funds by participants from IPAIT.

REPURCHASE AGREEMENT - agreement between IPAIT and a seller of U.S. government securities, whereby the seller agrees to repurchase the securities at an agreed upon price at a stated time. The transaction is collateralized by U.S. government or U.S. agency securities with a market value of at least 102% of the value of the repurchase agreement.

STRAIGHT-LINE - conservative accounting procedure to reduce a security's premium or discount in equal daily increments over its remaining period to maturity.

U.S. GOVERNMENT AGENCIES - securities issued by U.S. government sponsored corporations such as the Federal Home Loan Bank and Federal National Mortgage Association.

U.S. GOVERNMENT SECURITIES - direct obligations of the U.S. government, such as Treasury bills, notes and bonds.

YIELD CURVE - graph plotting yields of securities of similar quality on vertical axis and maturities ranging from shortest to longest on horizontal axis.

                       IOWA PUBLIC AGENCY INVESTMENT TRUST
                            666 Walnut, P.O. Box 837
                            Des Moines, IA 50304-0837
                        (800) 872-4024 or (515) 245-3245
                                  www.ipait.org

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                              IOWA PUBLIC AGENCY
                                INVESTMENT TRUST
                                     (IPAIT)



                         A comprehensive cash management
                        service for Iowa Cities, Counties
                               and City Utilities








                              INFORMATION STATEMENT
                                August 29, 2000



This booklet provides detailed information about the Iowa Public Agency Investment Trust.

Please read it carefully  and retain it for future reference.




                                Sponsored by the
                     Iowa Association of Municipal Utilities
                       Iowa State Association of Counties
                              Iowa League of Cities

                                    CONTENTS

     Section                                                         Page

--------------------------------------------------------------------------------

The Iowa Public Agency Investment Trust (IPAIT)...............................3
Cash Management Alternatives
Diversified Portfolio.........................................................3
Direct Government Obligation Portfolio........................................3
Authorized Investments
Maximum Current Income........................................................4
Risk and Management of Risk
Management Policies and Procedures............................................4
Maturity of IPAIT Investments.................................................5
Maintenance of Liquidity......................................................5
Year 2000 Issues..............................................................5
Investing in IPAIT Portfolio Units
Portfolio Investments.........................................................5
Investments by Bank Funds Transfer............................................5
Income Distributions..........................................................6
Redeeming IPAIT Portfolio Units
Portfolio Withdrawals.........................................................6
Valuing IPAIT Portfolio Trust Units
Portfolio Transactions........................................................7
Calculating Yield.............................................................7
Expenses of IPAIT.............................................................7
Trustees and Officers.........................................................7
The Administrator-Adviser.....................................................8
The Custodian.................................................................9
Bank Trust Services...........................................................9
Administrative and Distribution Related Services..............................9
Taxes.........................................................................9
Reports to Participants.......................................................9
Declaration of Trust
Description of Trust Units....................................................9
Participant Liability........................................................10
Termination of the Declaration of Trust......................................10
Amendment of the Declaration of Trust........................................10
Withdrawal...................................................................10
Definitions..................................................................10
Independent Auditors.........................................................10
Document Copies..............................................................10
Instructions and Application Form............................................11
Instructions for Making Placements...........................................18
Instructions for Making Redemptions..........................................18

No person or entity has been authorized to give any information or to make any representations other than those contained in this Information Statement, and, if given or made, such information or representations must not be relied upon as having been authorized by IPAIT, its Trustees, the Administrator-Adviser, the Custodian, or any agent of IPAIT or the Trustees.

                               IOWA PUBLIC AGENCY
                            INVESTMENT TRUST (IPAIT)

The Iowa Public Agency Investment Trust ("IPAIT") is a professionally managed common law trust organized and operated as a diversified open-end management investment company created with the objective of providing Iowa cities, counties, city utilities, and other eligible participants (the "Participants") with a convenient method for investing their funds in a manner that will maximize current income consistent with safety of principal and the required degree of liquidity for operating funds.

IPAIT has been established under Iowa law pursuant to Iowa Code Chapter 28E and Sections 331.555 and 384.21, which authorize Iowa cities, counties, city utilities, and other eligible participants to jointly invest moneys pursuant to a joint investment agreement. IPAIT was established by adoption of a Joint Powers Agreement and Declaration of Trust establishing the Iowa Public Agency Investment Trust as of October 1, 1987 and amended as of August 1, 1988, and May 1, 1993 (the "Declaration"). Iowa Code permits judicial districts and rural water districts to participate in a joint investment agreement, and such entities are authorized to participate in IPAIT upon the approval of the Board of Trustees. A city, city utility, or county which is, respectively, a member of the Iowa League of Cities, the Iowa Association of Municipal Utilities, or the Iowa State Association of Counties (the "Sponsoring Associations") or other eligible participants can become a Participant in IPAIT by submitting an application and a certified copy of the form of authorizing resolution contained therein to Iowa Public Agency Investment Trust, P.O. Box 837, Des Moines, Iowa, 50304-0837. (See "Instructions and Application Form").

In the opinion of legal counsel, the interests of beneficial ownership in IPAIT ("Trust Units") are exempt from registration under the Securities Act of 1933 and the Iowa Uniform Securities Act. IPAIT is, however, registered as an investment company under the Investment Company Act of 1940 ("1940 Act") pursuant to the requirements of Iowa Code ss. 12B.10.

This Information Statement provides detailed information about IPAIT and its investment and operating policies. Please read it carefully and retain it for future reference. Additional information, a copy of the Declaration of Trust, and further assistance regarding becoming a Participant in IPAIT may be obtained by calling the IPAIT toll free number, (800) 872-4024, or by contacting Iowa Public Agency Investment Trust, P.O. Box 837, Des Moines, Iowa 50304-0837. This Information Statement is qualified in its entirety by reference to the text of the Declaration of Trust.

                                 CASH MANAGEMENT
                                  ALTERNATIVES

IPAIT issues two separate series of Trust Units in which Participants may invest, referred to as the Diversified Portfolio and the Direct Government Obligation Portfolio (a "Portfolio" or the "Portfolios").

There are no minimum or maximum investments or limitations on redemptions for either Portfolio. Participants may invest any funds in their custody in either Portfolio. The Portfolios are operated according to investment and accounting standards which conform to the requirements of Rule 2a-7 under the 1940 Act for "money market" funds. Only funds of Participants may be invested in IPAIT.

DIVERSIFIED PORTFOLIO - The Diversified Portfolio is a professionally managed portfolio of U.S. government and federal agency securities, collateralized certificates of deposit of Iowa financial institutions and collateralized perfected repurchase agreements as more fully described below. All such securities have final maturities of no greater than 365 days and the Portfolio maintains a maximum average dollar weighted maturity of 90 days or less.

DIRECT GOVERNMENT OBLIGATION PORTFOLIO - The Direct Government Obligation Portfolio is identical in every respect to the Diversified Portfolio except that it is invested exclusively in direct U.S. government obligations and repurchase agreements collateralized by direct U.S. government obligations as more fully described below. All such securities have final maturities no greater than 365 days from the date of purchase and the Portfolio maintains a maximum average dollar weighted maturity of 90 days or less. Thus, Participants, which may be required or wish to confine their short-term investments to these types of instruments, may do so by investing in Direct Government Obligation Units.

                             AUTHORIZED INVESTMENTS

The objective of IPAIT, in offering the Diversified and Direct Government Obligation Portfolios, is to provide Participants with daily liquidity and the highest possible investment yield consistent with safety of principal and the maintenance of liquidity.

Subject to the specific investment restrictions of the Portfolios described herein, assets of IPAIT will only be invested in securities specifically permitted for Participants under Iowa law, as it now or in the future may exist, including the following types of securities and instruments ("Permitted Investments").

(1) Securities issued or guaranteed as to payment of principal and interest by the U.S. Government. These include, for example, Treasury bills, bonds and notes which are direct obligations of the U.S. Government ("U.S. Government Securities").

(2) Obligations issued or guaranteed as to payment of principal and interest by agencies or instrumentalities of the U.S. Government ("Federal Agency Securities"). Such agencies and instrumentalities include, for example, Federal Intermediate Credit Banks, Federal Home Loan Banks, the Federal National Mortgage Association, and the Farmers Home Administration. Such securities will include those supported by the full faith and credit of the United States Treasury or the right of the agency or instrumentality to borrow from the Treasury, as well as those supported only by the credit of the issuing agency or instrumentality.

(3) Collateralized perfected repurchase agreements secured by securities in the immediately foregoing categories. A repurchase agreement involves the sale of such securities to IPAIT with the concurrent agreement of the seller to repurchase them at a specified time and price to yield an agreed upon rate of interest.

     The securities collateralizing the agreement are held in custody and are regularly verified by the IPAIT Custodian for the benefit of IPAIT and are maintained daily in an amount equal to at least 102 percent of the value of principal and accrued interest of the repurchase agreement.

(4) Certificates of deposit ("CDs") in Iowa financial institutions. Each CD that IPAIT places with an Iowa institution on behalf of the Participants in IPAIT is insured by the FDIC for the first $100,000 of value. All amounts in excess of $100,000 in an Iowa institution are protected by the State of Iowa's sinking Fund for public deposits.

Every Permitted Investment shall be purchased on a delivery versus payment ("DVP") basis. No other settlement procedure is allowed.

MAXIMUM CURRENT INCOME - Because of the participation of many Iowa municipalities, counties, city utilities and other Iowa governmental entities in IPAIT and the large pool of funds resulting therefrom, IPAIT can purchase securities in larger denominations, thereby improving yields and reducing transaction costs. IPAIT's size and experience will also permit the selection of securities maturing at various times which can enhance average portfolio yields. These strategies, implemented by a full-time professional portfolio manager, will maximize the current returns earned by IPAIT.

Generally, the yields on direct and guaranteed U.S. government obligations are less than those on Federal Agency securities and other Permitted Investments. Thus, the returns earned by Participants that elect to invest in the Direct Government Obligation Portfolio may also be lower.

                                    RISK AND
                               MANAGEMENT OF RISK

While investments by IPAIT will be confined to the highest quality securities and instruments with varying maturities, the complete elimination of risk is not possible. It is possible that large redemptions of Trust Units in the Portfolios could necessitate the sale of some Portfolio investments prior to maturity at current market prices. If market values have declined, a reduction in Unit value could result at the time of redemption.

MANAGEMENT POLICIES AND PROCEDURES

Following are the fundamental management policies and procedures for IPAIT. All investments are maintained in separate IPAIT custodial accounts at Wells Fargo Bank Iowa, N.A., segregated by Portfolio on behalf of IPAIT Participants.

1. IPAIT investment procedures require that each purchase or sale of a security be handled on a DVP basis. Funds for the purchase of an investment shall not be released to the seller until the security is delivered to the IPAIT Custodian. Conversely a sold security shall not be released to the buyer until funds for the purchase price of the security have been received by the IPAIT Custodian.

2. IPAIT investment procedures prohibit "free delivery" transactions. The Custodian shall never release assets from the IPAIT custodial accounts until the funds for the investment are delivered. Prohibiting "free delivery" settlements precludes movement of IPAIT program investments or funds to a third party anywhere.

3. Any material deviation (greater than 0.5 percent) from the amortized cost of investments shall be promptly reported by the Adviser to the Board of Trustees. If such deviation exceeds 0.5 percent, the Adviser will consider what action, if any, should be initiated to reasonably eliminate or reduce material dilution or other unfair results to Participants. Such action may include redemption of Trust Units in kind, selling portfolio securities prior to maturity, withholding distributions or utilizing a net asset value per Trust Unit based upon available market quotations.

4. The frequent trading of securities, including day trading for the purpose of realizing short-term gains, the purchase and sale of futures and options to buy or sell authorized investments, reverse repurchase agreements and other similar speculative or derivative transactions are expressly prohibited.

5. IPAIT may not make any investment other than Permitted Investments authorized by the provisions of the law applicable to the investment of funds by the Participants, as such laws may be amended from time to time.

6. IPAIT may not purchase any Permitted Investment for the Diversified or Direct Government Obligation Portfolios which has a maturity date more than 365 days from the date of purchase, unless subject to a perfected repurchase agreement, which such maturity shall be determined in accordance with Rule 2a-7 under the 1940 Act as it presently exists or as it may be amended in the future.

7. IPAIT may not purchase any Permitted Investment if the effect of such purchase by IPAIT would be to make the average dollar weighted maturity of either the Diversified or Direct Obligation Portfolio greater than ninety
     (90) days; provided, however, that in making such determination, the maturity of a Permitted Investment shall be determined as set forth under 6 above.

8. IPAIT may not borrow money or incur indebtedness whether or not the proceeds thereof are intended to be used to purchase Permitted Investments;

9.   IPAIT may not make loans, provided that IPAIT may make Permitted
     Investments;

10. IPAIT may not purchase securities or shares of investment companies or any entities similar to IPAIT.

The restrictions set forth above are fundamental to the operation and activities of IPAIT and may not be changed without the affirmative approval, in writing, of a majority of the Participants entitled to vote, except that such restrictions may be changed by the Trustees so as to make them more restrictive when necessary to conform the investment program and activities of IPAIT to the laws of the State of

Iowa and the United States of America as they may from time to time be amended.

IPAIT may invest in Certificates of Deposit issued by Iowa financial institutions. The Trust's investment adviser provides a financial assessment of each nonrated IPAIT depository to the IPAIT Board of Trustees comparing that Depository's financial ratios to those of other Iowa and regional financial institutions whose securities are rated in the highest rating category for short-term debt obligations. Pursuant to this credit analysis, each IPAIT depository's Certificates of Deposit are deemed to be First Tier securities pursuant to Rule 2a-7 under the Investment Company Act of 1940 and to present minimal credit risk of default based upon the credit analysis. The IPAIT Board of Trustees has directed IPAIT's investment adviser to monitor the credit quality of all IPAIT depositories on an ongoing basis and to advise the Board of any deterioration of credit quality of any IPAIT depository relative to rated institutions. The State of Iowa maintains a Sinking Fund for public deposits to protect against the potential loss of funds by a public body with funds on deposit in an Iowa financial institution. The State of Iowa also has assessment procedures authorized to assess all Iowa depositories holding public funds for any losses experienced by an Iowa public body in excess of the State Sinking Fund in the event of an Iowa depository failure. There is no assurance that the State of Iowa's Sinking Fund for public deposits will be sufficient in case of bank failure.

In addition to the fundamental restrictions and procedures set forth above, as a condition of providing services to IPAIT, IPAIT presently requires that the IPAIT Custodian, Bank Trust Services Provider, Administrator, and Investment Adviser maintain fidelity and errors and omissions insurance coverage for IPAIT's benefit for all services provided to IPAIT.

MATURITY OF IPAIT INVESTMENTS

Each of the Portfolios strictly adheres to Iowa law and Rule 2a-7 under the 1940 Act for money market mutual funds, developed to minimize risk that the value of investments in a portfolio might vary. IPAIT's investment policy as set forth herein presently limits portfolio investments to the following:

     1. The remaining maturity of any individual investment may not exceed more than 365 days from the date of purchase, which such maturity shall be determined in accordance with Rule 2a-7 under the 1940 Act as it presently exists or as it may be amended in the future.

     2. The maximum dollar weighted average maturity of all IPAIT investments may not exceed 90 days;

     3. Investments are monitored daily by its Iowa based investment adviser to assure that the value of each IPAIT investment does not materially deviate in value from its amortized cost.

MAINTENANCE OF LIQUIDITY

IPAIT's investments in the Diversified and Direct Government Obligation Portfolios will generally be confined to securities maturing at various times within 365 days from the date of purchase as previously described. Because of their relatively short maturities, high quality, and minimal price fluctuations, ready markets will exist for liquidating all securities in which IPAIT will invest.

As a general policy, the Portfolios will hold investments until they mature. However, in an effort to increase yields, IPAIT may sell securities and realize capital gains when there are perceived disparities between maturities for various categories of investments. Summaries of all securities trades are regularly provided to the Board of Trustees by the Administrator-Adviser for review.

                                   INVESTING IN
                              IPAIT PORTFOLIO UNITS

PORTFOLIO INVESTMENTS - To become a Participant in IPAIT, the public body must adopt the Form A resolution included in the Instructions and Application Form attached hereto, or otherwise provided by IPAIT. The resolution authorizes the public body to become a Participant, adopts the Declaration, and designates officials of the public body authorized to execute transactions with IPAIT. Following adoption of the resolution, the public body must complete and forward to the IPAIT Administrator-Adviser, the investment trust application Form B along with the Form A and Form A Certificate. (See "Instructions and Application Form".)

Investments may be made in the Diversified or Direct Government Obligation Portfolio at the net asset value per Unit next determined after an investment order has been received. The net asset value of Portfolio Units is determined once daily at the close of the New York Stock Exchange (currently 3:00 p.m., Des Moines time).

INVESTMENTS BY BANK FUNDS TRANSFER - A Participant may authorize Wells Fargo Bank Iowa as IPAIT Trust Services Provider to cause moneys to be transferred, by means of the Iowa Automated Clearinghouse System ("ACH"), from the Participant's local bank to IPAIT. The Participant may also have its local bank wire federal funds directly to Wells Fargo Bank, the IPAIT Custodian, all as indicated herein.

A Participant has the ability to invest in a Portfolio by the following methods:

(1) An authorized official may telephone IPAIT at (800) 872-4024 and furnish the public body's name, name of person calling, the IPAIT account number and the amount being invested. A request for the IPAIT investment to be transferred by ACH, which will be effective the next business day, must be made by 2:00 p.m.

(2) To make an investment by wire transfer, to be effective the same business day, an authorized official must notify an IPAIT representative by 10:00 a.m., furnishing the information described above. The Participant must also instruct its local financial institution to wire funds to the IPAIT Custodian with the following instructions:

     Wells Fargo Bank Iowa, N.A., Des Moines
     ABA #073000228
     Credit #405200
     Iowa Public Agency Investment Trust
     (Further credit to Participant Name and IPAIT account number)

(3) A Participant may invest in IPAIT Portfolio Units by mailing a check or other bank draft to the IPAIT Custodian, Wells Fargo Bank Iowa, N.A., Iowa Public Agency Investment Trust, P.O. Box 837, Des Moines, Iowa 50304-0837. Until the check has been converted into federal funds, the investment order will not be accepted, and no income will be earned on the investment until that time.

INCOME DISTRIBUTIONS - Net income for each Portfolio of IPAIT is declared each business day for Participants of record immediately before 3:00 p.m. Central Standard time. Income distributions are accrued to Participants' accounts daily and reinvested in additional Trust Units monthly for compounded interest. Total distributions for each month are credited to Participants' accounts the first business day of the following month. Distributions are automatically reinvested in Portfolio Trust Units unless cash payment has been requested. Cash payments, if requested, will be made monthly. If a Participant redeems the entire amount in its account during the month, income distributions accrued to the account from the beginning of the month through the date of redemption are paid into the account the FIRST business day of the following month.

                                    REDEEMING
                              IPAIT PORTFOLIO UNITS

PORTFOLIO WITHDRAWALS - IPAIT Portfolio Trust Units may be redeemed on any day on which the New York Stock Exchange is open for trading, on which the Administrator-Adviser computes the net asset value of the IPAIT Portfolios, and which is not a federal holiday or a holiday officially observed by commercial banks in Iowa. IPAIT Portfolio Trust Units will be redeemed at the net asset value next determined after a withdrawal request in good order is received by the Bank.

Proceeds from the redemption of IPAIT Portfolio Trust Units will be transmitted to the Participant's local financial institution by means of the ACH system or by the federal reserve wire system. No charge will be made for the ACH transfer of the Participant's funds; however, local financial institutions may reserve the right to charge for an incoming wire transfer. Proceeds can also be paid by check to the registered Participant and mailed to the Participant's address of record.

Proceeds from the redemption of IPAIT Portfolio Trust Units, which have been paid for by check, may not be transmitted to the Participant's financial institution by wire for up to a maximum of seven days after the Bank has been informed that the Participant's check has cleared, but in no event for more than 15 days after the Units have been issued and outstanding.
A Participant has the ability to redeem Trust Units from either Portfolio by the following methods:

(1) An Authorized Official may redeem Trust Units by telephoning (800) 872-4024 and furnishing the public body's name, name of person calling, the IPAIT account number and the amount to be withdrawn, and the account number to which the funds are to be transferred. A request for the IPAIT withdrawal to be transferred by the Automated Clearing House System
       (ACH), which will be transferred the next business day, must be made by 2:00 p.m.

(2) To redeem Trust Units by wire transfer to be effective the same day, an IPAIT representative must be notified by 10:00 a.m. by a Participant's Authorized Official. The Participant must instruct the IPAIT representative to wire funds to its local financial institution. The Participant must provide the wiring instructions including the local financial institution name, location, account number, and name and telephone number of a contact person at that financial institution.

(3) A Participant may redeem all or a portion of its Trust Units by instructing the Bank Trust Services Provider by letter mailed to the following address: Iowa Public Agency Investment Trust, P.O. Box 837, Des Moines, Iowa, 50304-0837. This redemption request must be in good order, indicating the dollar amount or number of Trust Units to be redeemed, the method of redemption (i.e., ACH, check or wire) and signed by an Authorized Official of the public body.

                                     VALUING
                           IPAIT PORTFOLIO TRUST UNITS

The net asset value of IPAIT Portfolio Trust Units is determined once each day, as of the close of the New York Stock Exchange (currently 3:00 p.m. Des Moines time). Except for federal holidays, such other holidays that are officially observed by commercial banks in Iowa, and days on which no investments in or redemption of IPAIT Portfolio Trust Units occur, the Administrator-Adviser will compute the Portfolios' net asset value on each day the New York Stock Exchange is open for trading or when there is a sufficient volume of trading which might materially affect the net asset value of Portfolio securities. The net asset value of each Trust Unit is computed by adding the value of all securities and other assets (including income receivable), subtracting liabilities (including accrued expenses) attributable to each Portfolio and dividing by the number of Trust Units of each Portfolio outstanding.

The IPAIT Administrator-Adviser will compute the net asset value of Trust Units for the Portfolios by using the amortized cost method for valuing securities. Under the amortized cost method, a security is initially valued at cost on the date of purchase and, thereafter, any discount or premium is amortized on a straight line basis to maturity, regardless of fluctuating interest rates or the market value of the security. However, the Administrator-Adviser will establish procedures to stabilize the net asset value of Trust Units at $l.00 per Trust Unit. These procedures include a review by the Administrator-Adviser as to the extent of the deviation of net asset value based upon available market quotations from the Portfolio's $l.00 amortized cost per Trust Unit. If such deviation exceeds 0.5 percent, the Administrator-Advier will consider what action, if any, should be initiated to reasonably eliminate or reduce material dilution or other unfair results to Participants. Such action may include redemption of Trust Units in kind, selling portfolio securities prior to maturity, withholding distributions or utilizing a net asset value per Trust Unit based upon available market quotations.

If, and only if, the Trustees, with the advice of the Administrator-Adviser, shall determine that the amortized cost method of determining the net asset value of IPAIT Portfolio Units no longer represents a fair method of valuation, the Trustees may either permit such net asset value to fluctuate or may reflect the fair value thereof in the number of Trust Units allocated to each Participant.

PORTFOLIO   TRANSACTIONS  -  Subject  to  policies  set  by  the  Trustees,  the
Administrator-Adviser is authorized to determine, consistent with the IPAIT investment objectives and policies, which securities will be purchased, sold and held by IPAIT. Most securities will be purchased on a principal basis directly from the issuer, from banks, underwriters, or market makers and, thus, will not involve payment of a brokerage commission. Such purchases may include a discount, concession or mark-up retained by an underwriter or dealer. The Administrator-Adviser is authorized to select the brokers or dealers that will execute the purchases and sales of securities and is directed to use its best efforts to obtain the best available price and most favorable execution on brokerage transactions. Some of the transactions may be directed to brokers or dealers who furnish special research and statistical information or services rendered in the execution of orders.

CALCULATING YIELD - The yield on Trust Units (a 7-calendar-day historical yield) is calculated by first dividing the average daily net income per Trust Unit for that 7-day period by the average daily net asset value per Unit for the same period. This return is then annualized by multiplying the result times 365. The yield for the 7-day period ended June 30, 2000, for IPAIT and IPAIT DGO was 5.81% and 5.84%, respectively.

EXPENSES OF IPAIT - The Administrator-Adviser is paid an annual fee based upon average daily net assets for each Portfolio of 0.23 percent for assets up to $150,000,000, 0.185 percent for assets greater than $150,000,000 and less than $300,000,000 and 0.14 percent for assets greater than $300,000,000. In addition, the Administrator-Adviser is paid a program support provider fee of 0.10 percent for program assets less than $250,000,000 and 0.125 percent for program assets greater than $250,000,000. This fee, which is paid pursuant to the provisions of a Rule 12b-1 Plan adopted by the Trustees, is used by the Administrator-Adviser to pay for various expenses in marketing IPAIT. All fees payable to the Administrator-Adviser are accrued daily and paid monthly.

The Custodian is paid an annual fee based upon average daily net assets for each Portfolio of 0.05 percent for assets up to $150,000,000, 0.045 percent for assets greater than $150,000,000 and less than $300,000,00 and 0.04 percent for assets greater than $300,000,000. Custodial fees are accrued daily and paid monthly.


The Bank is paid an annual fee based upon average daily net assets of .075 percent for Bank Trust Services. All Bank Trust Service fees are accrued daily and paid monthly.

IPAIT also pays the operating expenses incurred directly by IPAIT and its Trustees in connection with the discharge of their duties. These expenses include initial and ongoing legal and accounting fees, auditing fees, out-of-pocket expenses of Trustees and the cost of printing, mailing and other services performed independently by IPAIT. Payment of all operating expenses are accrued daily and are estimated at the annual rate of 0.025 percent of average daily net assets.

Also pursuant to the Trust's Rule 12b-1 Plan, there is an administrative services fee computed at the annual rate of 0.10 percent of the average daily net assets of the Portfolios. The administrative services fee is payable to the Sponsoring Associations based upon Participants attributable to each Sponsoring Association pro rata share of the IPAIT average daily net assets. This fee is paid for administrative services provided by the Sponsoring Associations to IPAIT, including clerical and administrative services in connection with meetings of the Board of Trustees, evaluation of performance of service providers, review of compliance with investment policies, providing the Board of Trustees various reports thereon, maintaining Trust records and providing marketing services.

Expenses directly attributable to a Portfolio are accrued against the respective Portfolio. Expenses not attributable to a particular Portfolio ("general expenses") are allocated to the Portfolios pro rata based upon the relative net asset value of the Portfolios.

For the fiscal year ending June 30, 2000, total expenses of the Portfolios amounted to 0.57 percent and 0.58 percent, respectively, of the Diversified and Direct Government Obligation Portfolios' average daily net assets.

These fees and operating expenses are subject to adjustment and renegotiation as determined by the Board of Trustees and the terms of the contracts with the service providers.

                              TRUSTEES AND OFFICERS

The Board of Trustees has full and complete control over the business and assets of IPAIT, subject to the rights of IPAIT Participants as provided in the Declaration of Trust.

There are nine voting members of the Board of Trustees. In addition, the Executive Directors of the Iowa Association of Municipal Utilities, the Iowa League of Cities, and the Iowa State Association of Counties serve as ex officio nonvoting members of the Board of Trustees and, pursuant to the Bylaws, may from time to time serve as secretary and treasurer for the Board. The names, affiliations and positions of the Board members are set forth below:

   NAME                AFFILIATION                    POSITION
Robert Hagey          Treasurer,                     Chair and
                      Sioux County                   Trustee
Tom Hanafan           Mayor, Council Bluffs          Vice Chair
                                                     and Trustee
Jim Ahrenholtz        Office Manager,                Trustee
                      Denison Municipal Utility
Arlys Hannam          City Clerk, Coralville         Trustee
Don Kerker            Muscatine Power and Water      Trustee
Floyd Magnusson       Supervisor,                    Trustee
                      Webster County
Paul Oldham           Office Manager,                Trustee
                      Algona Municipal Utility
Jody Smith            Director of Adminis-           Trustee
                      trative Services,
                      West Des Moines
Robert Haug           Executive Director,            Ex Officio
                      Iowa Association of            Trustee
                      Municipal Utilities            Secretary
Thomas Bredeweg       Executive Director,            Ex Officio
                      Iowa League of                 Trustee
                      Cities                         Treasurer
William Peterson      Executive Director,            Ex Officio
                      Iowa State Association         Trustee,
                      of Counties                    Asst. Secretary

Ex Officio Trustees have no voting power in connection with any actions that the Trustees may take on behalf of IPAIT. The Trustees have legal title to the assets of IPAIT for the benefit of the Participants. In their capacity as Trustees, the Trustees function on behalf of the Participants, as the agents and fiduciaries of the Participants, to implement and administer the Declaration, as an agreement among the Participants. The Chairman, Vice Chairman, Second Vice Chairman, Secretary, Assistant Secretary, and Treasurer serve on an Executive Committee. The Executive Committee may exercise all of the authority of the Board of Trustees except that the Executive Committee cannot create a new Portfolio or a series of units or change investment policies.

The Iowa State Association of Counties, the Iowa League of Cities and the Iowa Association of Municipal Utilities have each appointed three Trustees to 3-year staggered terms.

If, at any time after election to the Board of Trustees, a Trustee is associated with a city utility, county or city which ceases to be a Participant, such Trustee must resign.

No Trustee (whether voting or nonvoting) of IPAIT will receive any compensation from IPAIT, the Administrator, Adviser or Custodian for his or her services. IPAIT will reimburse the Trustees for their reasonable expenses incurred on behalf of IPAIT.

IPAIT refers to the Trustees in their capacity collectively as Trustees and not individually or personally. All persons dealing with IPAIT must look solely to IPAIT assets for the enforcement of claims against IPAIT. The Trustees, officers and Participants do not assume any liability for obligations entered into on behalf of IPAIT.

The Joint Powers Agreement and Declaration of Trust shall not create any right, title, privilege or entitlement in any person, corporation or other legal entity except a Participant and a Person that has a direct and written contract with IPAIT. The terms and conditions of the Declaration of Trust are not intended to and shall not be construed to create any cause of action, legal or equitable, in any Person against the Participants, Trustees, officers, employees, Sponsoring Associations or agents of IPAIT, except as is provided by specific language in the Declaration or by specific language in written agreements or contracts entered into by the Trustees in implementing IPAIT. It is not intended and the terms of the Declaration shall not be construed so that any breach thereof by Participants, Trustees, officers, employees or agents of IPAIT creates an action at common law, tort, contract or otherwise.

A Trustee is not personally liable for a claim based upon an act or omission of the Trustee performed in the discharge of the Trustee's duties, except for acts or omissions which involve intentional misconduct or knowing violation of the law or for a transaction from which the Trustee derives an improper personal benefit.

The Trustees are responsible for the management of IPAIT, the conduct of its affairs, and the management and distribution of IPAIT assets. However, the
Trustees are not required personally to conduct all of the affairs of IPAIT. Consistent with their responsibility, the Trustees have appointed an Administrator-Adviser, Bank Trust Services Provider and Custodian and have assigned to them such duties as the Trustees have deemed appropriate with regard to the investment, administration, record keeping and custody of moneys and investments of IPAIT.

                            THE ADMINISTRATOR-ADVISER

Investors   Management  Group  (IMG),  2203  Grand  Avenue,  Des  Moines,   Iowa
50312-5338, an investment adviser registered under the

Investment Company Act of 1940, serves as the IPAIT Administrator-Adviser, pursuant to an Administrator-Adviser Agreement. IMG, a wholly-owned subsidiary of AMCORE Financial Inc., was organized in 1982. Since then, the firm's principal business has been providing continuous investment management to pension and profit-sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, individuals and others. As of June 30, 2000, IMG had approximately $4.2 billion in equity, fixed income and money market assets under management. The Trust has been managed by Kathryn D. Beyer, CFA, Managing Director since 1993. Ms. Beyer is a fixed income strategist and is a member of IMG's Investment Policy Committee. Her experience includes serving as a securities analyst and director of mortgage-backed securities for Central Life Assurance Company. She received her Master of Business Administration from Drake University and her Bachelor of Science degree in agricultural engineering from Iowa State University. The Administrator-Adviser furnishes IPAIT with advice with respect to IPAIT operations and the investment of its assets subject to and in conformity with the Declaration of Trust and the policies adopted by the Board of Trustees; provides daily account services to Participants; determines and allocates income of IPAIT; provides all participant transaction confirmations and monthly account summaries; provides administrative personnel, equipment and office space to IPAIT; determines the net asset value of IPAIT on a daily basis; and performs all related administrative services for IPAIT. The IPAIT agreement with the Administrator-Adviser is approved annually, is not assignable, and is cancelable on 60 days notice by either party without penalty. It will remain in effect until December 31, 2000, and thereafter as approved by the Trustees. For the fiscal year ended June 30, 2000, fees paid by IPAIT and IPAIT DGO to IMG for investment advisory services amounted to $459,948 and $149,407, respectively, or approximately 0.13 percent and 0.15 percent, respectively, of the Fund's average net assets.

                                  THE CUSTODIAN

Wells Fargo Bank Iowa, N.A., 666 Walnut, P.O. Box 837, Des Moines, Iowa 50304-0837, acts as Custodian for IPAIT pursuant to a Custodian Agreement. The Custodian will hold in a separate account all investment instruments and moneys, including cash received for each Portfolio. Subject to the terms and conditions of the Custodian Agreement, the Custodian may register or transfer assets of IPAIT into the Custodian's name or the name of a nominee or nominees provided that the books and records of the Custodian at all times show that such accounts are a part of IPAIT. All IPAIT security transactions are handled on the basis of delivery versus payment of the custodian or its nominee or nominees. IPAIT's agreement with the Custodian is approved annually, is not assignable, and is cancelable on 60 days notice by either party without penalty. It will remain in effect until December 31, 2000, and thereafter as approved by the Trustees.

                               BANK TRUST SERVICES

Wells Fargo Bank Iowa, N.A., 666 Walnut Street, P.O. Box 837, Des Moines, Iowa 50304-0837 (the Bank), provides all Bank Trust Services for IPAIT pursuant to a Bank Trust Services Agreement. Bank Trust Services provided shall include facilitating and processing all movement of monies between IPAIT and the Participant's accounts at the Participant's local financial institutions, verify that each transaction is initiated by an authorized representative of the Participant and, utilizing banking and trust procedures, follow procedures that assure that all IPAIT or Participant funds be moved only within a "closed system" between the Participant's preauthorized local account and the Participant's IPAIT account and assure that all monies received from or on behalf of Participants are fully collected and available. The IPAIT Trust Services Agreement with the Bank is approved annually, is not assignable, and is cancelable on 60 days notice by either party without penalty. It will remain in effect until December 31, 2000, and thereafter as approved by the Trustees.

                         ADMINISTRATIVE AND DISTRIBUTION
                                RELATED SERVICES

The Trust has adopted a Rule 12b-1 Plan ("Plan") which permits the Trust to pay certain distribution related expenses. Under the Plan, the Trust pays the Sponsoring Associations a fee at the annual rate of .10 percent of average annual net assets for providing to the Trust various administrative services, including clerical and administrative services in connection with meetings of the Board of Trustees, evaluation of performance of service providers, review of compliance with investment policies, providing the Board of Trustees various reports thereon, providing marketing assistance and maintaining Trust records. The Sponsoring Associations were instrumental in the establishment of the Trust which was and is intended to assist Iowa public agencies in cash management thereby lessening the burdens of government. The Executive Directors of the Sponsoring Associations serve as officers and members of the Executive Committee of IPAIT. The Plan is approved annually by the Trustees only after careful consideration of whether there is a reasonable likelihood that the Plan will benefit the Trust and the Participants.

                                      TAXES

Counsel for IPAIT is of the opinion that IPAIT is not subject to Federal or Iowa income tax and that distributions received by Participants are not taxable to them.

                             REPORTS TO PARTICIPANTS

Participants receive an "advice of activity" confirming all transactions processed. Participants will receive a monthly statement summarizing all activity on each account opened with IPAIT. This statement will include a list of all investments currently held by IPAIT for the Participant. In addition, Participants will be provided monthly performance information illustrating historical investment performance and yield. IPAIT will issue unaudited semi-annual reports which will include a list of securities owned by IPAIT and complete financial statements. It will also issue an annual report containing a financial report audited by the IPAIT independent auditors, KPMG Peat Marwick LLP.

                              DECLARATION OF TRUST

IPAIT was established as of October 1, 1987, as a common law trust under the laws of the State of Iowa by the adoption and execution of a Joint Powers Agreement and Declaration of Trust by the Maquoketa

Municipal  Electric  Utility,  Buchanan  County,  and  the  City  of  Fairfield.
Additional Iowa cities, counties, city utilities and the other eligible participants (including 28E organizations) may become Participants in the manner described in this Information Statement. The Joint Powers Agreement and Declaration of Trust was amended on August 1, 1988 and May 1, 1993, and restated as of May 1, 1993.

Each potential Participant is given a copy of the Declaration before it becomes a Participant. The summary of the Declaration given herein is qualified in its entirety by reference to the full text of the Declaration.

DESCRIPTION OF TRUST UNITS - The Declaration authorizes an unlimited number of full and fractional Trust Units which may be issued in series. All Trust Units of each series participate equally in the allocation of distributions and have equal liquidation and other rights pertaining to that series. The Trust Units have no conversion, exchange or preemptive rights.

For all matters requiring a vote of Participants, each Participant is entitled to one vote with respect to each matter. It is not necessary for a Participant to hold any minimum number of Units to be entitled to vote. Participants are not entitled to cumulative voting.

No Trust Units may be transferred to any transferee other than IPAIT itself at the time of redemption.

PARTICIPANT LIABILITY - The Declaration provides that Participants will not be subject to any liability whatsoever in tort, contract or otherwise to any other person or persons in connection with IPAIT property or the affairs of IPAIT. Any Participant made a party to any suit or proceedings to assert or enforce any such liability shall not on account thereof be held to any personal liability.

TERMINATION OF THE DECLARATION OF TRUST - IPAIT may be terminated by the affirmative vote of a majority of Participants entitled to vote at any meeting of Participants or by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by not less than a majority of the Participants entitled to vote.

AMENDMENT OF THE DECLARATION OF TRUST. The Declaration may be amended at any meeting of Participants or by an instrument or instruments in writing, by the affirmative vote or signed approval of a majority of the Participants. The Trustees, from time to time, by a two-thirds vote of the Trustees and after 15 days prior written notice to the Participants, may amend the Declaration without the vote or consent of the Participants, to the extent they deem necessary to conform the Declaration to the requirements of applicable laws or regulations, or any interpretation thereof by a court or other governmental agency; but the Trustees shall not be liable for failing to do so.

WITHDRAWAL - A Participant may withdraw from IPAIT at any time by notifying the Trustees as specified in the Declaration.

DEFINITIONS - Unless otherwise expressly defined herein, words that are capitalized in this Information Statement have the meaning defined in the Joint Powers Agreement and Declaration of Trust.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, 2500 Ruan Center, Des Moines, Iowa 50309, serves as the IPAIT independent auditors.

                                 DOCUMENT COPIES

Copies of the Joint Powers Agreement and Declaration of Trust, the Administrator-Adviser Agreement, the Bank Trust Services Agreement, and the Custodian Agreement can be obtained from the Iowa Public Agency Investment Trust, P.O. Box 837, Des Moines, Iowa 50304-0837.

                        INSTRUCTIONS AND APPLICATION FORM

HOW TO OPEN ACCOUNTS WITH IOWA PUBLIC AGENCY INVESTMENT TRUST  (IPAIT)

Any city, county, or city utility which is, respectively, a member of the Iowa League of Cities, the Iowa State Association of Counties or the Iowa Association of Municipal Utilities and other eligible participants including 28E organizations may join IPAIT as a "Participant" and take full advantage of its investment programs.

A CITY, COUNTY OR CITY UTILITY (OR 28E ORGANIZATION) THAT WISHES TO OPEN AN ACCOUNT WITH IPAIT AND BECOME A PARTICIPANT SHOULD COMPLETE FORMS A AND B.

FORM A (Model Resolution)

The City Council, County Board of Supervisors, or Utility Board of Trustees (or governing body of other eligible participants including 28E organizations) must adopt a resolution in the form as provided by the model resolution. The adopted resolution must be certified using the certificate provided. The resolution authorizes the city, county, municipal utility or other eligible participant to become a Participant of IPAIT and adopts the Joint Powers Agreement and Declaration of Trust. It also designates the officials of the Participant authorized to effect transactions with IPAIT. Form A must be completed with the Participant, the names and titles of Authorized Officials, the signatures of the presiding officer and clerk/secretary and a certification signed and notarized by the clerk/secretary. Form A and the certificate are to be sent with Form B to the IPAIT Administrator-Adviser at the address given herein. The Participant must include a copy of the Resolution along with a copy of the Joint Powers Agreement and Declaration of Trust in the minutes of the meeting at which the Resolution is approved.

FORM B (Application Form)

This form must be completed by an Authorized Official. Form B provides all applicable information about the Participant and the local depository bank. After an application is received by the IPAIT Administrator-Adviser an account and an account number will be assigned. Once the account is open, the Participant may make its initial investment, according to the "Instructions for Investment and Withdrawals," given at the back of this publication. Supplemental Form B should be used for opening additional accounts.

For more information regarding the opening of an account or the use of automated
clearinghouse   transfer  (ACH),   please  call  the  IPAIT   toll-free   number
(800)872-4024 or 245-3245 in Des Moines.

NOTE:  All completed forms should be mailed to IPAIT at the following address:

                  Iowa Public Agency Investment Trust
                  P.O. Box 837
                  Des Moines, Iowa  50304-083

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   IOWA PUBLIC AGENCY INVESTMENT TRUST (IPAIT)
                                   RESOLUTION

FORM A                                       Date___________________________

A RESOLUTION AUTHORIZING THE APPROVAL OF AND PARTICIPATION IN A JOINT POWERS AGREEMENT AND DECLARATION OF TRUST FOR THE IOWA PUBLIC AGENCY INVESTMENT TRUST, AUTHORIZING INVESTMENTS THROUGH THE FIXED TERM AUTOMATED INVESTMENT PROGRAM OF IPAIT AND AUTHORIZING IPAIT TO DESIGNATE AND NAME DEPOSITORIES.

     WHEREAS, Iowa Code section 28E.1 permits political subdivisions to make efficient use of their powers by enabling them to provide joint services with other Public Agencies and to cooperate in other ways of mutual advantage, and to exercise and enjoy jointly any powers, privileges or authority exercised or capable of being exercised by one Public Agency of this state or private agencies for the joint or cooperative action; and

     WHEREAS, Iowa Code sections 331.555 and 384.21 empowers Cities, City Utilities, and Counties to invest their moneys pursuant to a joint investment agreement; and

     WHEREAS, the City of Fairfield, the Maquoketa Municipal Utility, and Buchanan County are political subdivisions organized and existing under and by virtue of the laws and Constitution of the State of Iowa and have approved the Joint Powers Agreement and Declaration of Trust and thereby they have established the Iowa Public Agency Investment Trust as of October 1, 1987, and amended as of May 1, 1993; and

     WHEREAS, this Governing Body desires to adopt and enter into the Joint Powers Agreement and Declaration of Trust, and it is in the best interest of this Governing Body to participate in the Iowa Public Agency Investment Trust for the purpose of joint investment of moneys with other cities, city utilities and counties to enhance investment earnings to each; and

     WHEREAS, this Governing Body deems it to be advisable for this Public Agency to make use, from time to time, of the Fixed Term Automated Investment Program available to Participants of IPAIT;

     NOW, THEREFORE, BE IT RESOLVED:

     Section 1. The Joint Powers Agreement and Declaration of Trust is approved and adopted. This Public Agency joins with the other public agencies in accordance with the Joint Powers Agreement and Declaration of Trust, as amended, (the "Declaration of Trust") which is incorporated herein by reference with the same effect as if it had been set out in this resolution by becoming a Participant of IPAIT. The Joint Powers Agreement and Declaration of Trust is filed in the minutes of the meeting at which this Resolution is adopted. The authorized officials of this Public Agency are directed and authorized to take such actions and execute documents as may be deemed necessary and appropriate to effect the entry of this Public Agency into the Declaration of Trust and adoption thereof by this Public Agency and to carry out the intent and purpose of this Resolution.

     Section 2. This Public Agency is authorized to invest its available moneys from time to time and to withdraw such moneys from time to time in accordance with the provisions of the Declaration of Trust and the Fixed Term Automated Investment Program of IPAIT.

Payment for any investments made within the Fixed Term Automated Investment Program is authorized from the Public Agency's specified IPAIT Account. Interest and principal payments must be credited to the Public Agency's designated Trust Account. The Custodian will hold investments in the name of IPAIT for the account of the Public Agency.

The following officers and officials of this Public Agency and their respective successors in office each are designated as "Authorized Officials" with full power and authority to effectuate the investment and withdrawal of moneys with this Public Agency from time to time in accordance with the Joint Powers Agreement and Declaration of Trust.

================================================================================

________________________________                  _____________________________
Printed Name                                              Title


________________________________                  _____________________________
Printed Name                                              Title



________________________________                  _____________________________
Printed Name                                              Title


IPAIT must be advised of any changes in Authorized Officials in accordance with procedures established by IPAIT.

     Section 3. The Trustees of IPAIT are designated as having official custody of this Public Agency's moneys which are invested in accordance with the Joint Powers Agreement and Declaration of Trust and any moneys invested in accordance with the Trust's Fixed Term Automated Investment Program.

     Section 4. IPAIT is authorized to designate and name depositories and to file form CPE-31019, to execute documents, and to take actions as may be necessary to purchase and make payment, sell, secure, or take payment of principal and interest. Certificates of deposit must be purchased only from financial institutions designated by IPAIT which are approved depositories as prescribed by Iowa Code chapter 573.

     Section 5. Authorization is given for members and officials of this Public Agency to serve as Trustees of IPAIT from time to time if selected as such pursuant to the provisions of the Declaration of Trust.

     Section 6. Unless otherwise expressly defined, words that are capitalized in the Resolution have meanings defined in the Joint Powers Agreement and Declaration of Trust.


Passed and approved this ___________________ day of ______________________________,_________.



_________________________________            ________________________________
Name of Public Agency                        Signature of Presiding Officer


ATTEST:



_____________________________________________________________________________
                   Clerk/Secretary




NOTE: Please mail one original copy of this form and the certification and a completed application Form B to the following address:

                  IOWA PUBLIC AGENCY INVESTMENT TRUST
                  P.O. Box 837
                  Des Moines, Iowa   50304-0837


                          This form may be photocopied.

                       IOWA PUBLIC AGENCY INVESTMENT TRUST



FORM A CERTIFICATE



STATE OF IOWA     )
                  )SS:
COUNTY  OF        )

         I, the undersigned of _______________________________________________,
                                   (Name of Public Agency)
State of Iowa, do certify that attached is a complete copy of the portion of the records of the Governing Body of the named Public Agency, and the same is a complete copy of the action taken by the Governing Body of the Public Agency with respect to this matter at the meeting held on this date; these proceedings remain in full force and effect and have not been amended or rescinded in any way; that this meeting and all action was publicly held in accordance with notice of public meeting and tentative agenda, a copy of which was timely served on each member of the Governing Body of the Public Agency and posted on a bulletin board or other prominent place easily accessible to the public clearly designated for that purpose, at the principal office of the Governing Body and in accordance with the provisions of Iowa Code chapter 21, with at least 24 hours advance notice to the public and media as required by law and with members of the public present in attendance.

         I further certify that the individuals named therein were on this date lawfully possessed of their respective offices as indicated, that no vacancy existed except as may be stated in proceedings, and that no controversy or litigation is pending, prayed or threatened involving the incorporation, organization, existence or boundaries of the Public Agency or the right of the individuals named herein as officers to their respective positions.

WITNESS my hand hereto affixed this                                day of
                                    ------------------------------
---------------------------------------------, ----.

By _________________________________________________________
             (Clerk/Secretary for Public Agency)



Subscribed and sworn to before me on this                                day of
                                          -----------------------------


                                     ,     .
-------------------------------------  ----



_______________________________________________
                    (Notary Public)

                       IOWA PUBLIC AGENCY INVESTMENT TRUST
                                APPLICATION FORM

FORM B

--------------------------------------------------------------------------------
I.  BASIC INFORMATION

Name of Public Agency:_________________________________________________________

(Check one)  City     City Utility      County    28E Organization        Other:

(Check all appropriate box(es)     Member of:    ILC     IAMU       ISAC

Federal Identification Number___________________________________________________

Contact Person and Title________________________________________________________

Address_________________________________________________________________________

Telephone Number (                                        )
                  ----------------------------------------  --------------------

--------------------------------------------------------------------------------

IF INITIAL INVESTMENT IS ENCLOSED, PLEASE INDICATE AMOUNT $
                                                            --------------------
                                       (Payable to Wells Fargo Bank Iowa, N.A.)
--------------------------------------------------------------------------------
II.  NEW ACCOUNT INFORMATION

Authorization  is  hereby  given  to  Investors   Management   Group,  as  IPAIT
Administrator-Adviser, to open the following Iowa Public Agency Investment Trust Account(s).

Name to appear on IPAIT Account (e.g. General Fund, etc.)*
                                                          ----------------------
Name and Address of Local Depository for funds transfer
                                                       -------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Local Depository Account Number
                               -------------------------------------------------
checking                  savings
(For your protection, only one depository account may be accessed per IPAIT account)

Depository's  ABA Routing  Number
                                 -----------------------------------------------
(This number can be obtained from bottom of blank check or by calling your depository)
--------------------------------------------------------------------------------
III.  DEPOSIT/WITHDRAWAL INFORMATION AND AUTHORIZATION

Authorization is given to Investors Management Group, as the IPAIT Administrator-Adviser, to honor any request believed to be authentic for investment to or withdrawal from IPAIT. Moneys will be transferred only upon telephone, written or personal notice from an Authorized Official of the Public Agency. Upon notification, the Administrator-Adviser will initiate debit and credit entries to the local depository account(s) indicated and the local depository(ies) are authorized to debit and credit the same to such account(s). Transfer must be made by Automated Clearinghouse Transfer (ACH), if available, unless otherwise directed by the Public Agency. There is no direct charge for ACH transfers.
--------------------------------------------------------------------------------
IV.  INFORMATION STATEMENT AND DECLARATION OF TRUST

It is hereby certified that the Public Agency has received a copy of the Information Statement of IPAIT and a copy of the Joint Powers Agreement and Declaration of Trust and agrees to be bound by the terms of such documents.

--------------------------------------------------------------------------------
V.  EFFECTIVENESS OF APPLICATION FORM

The information, certifications and authorizations set forth on this application shall remain in full force and effect until the IPAIT Administrator receives written notification of a change.

--------------------------------------------------------------------------------
VI.  AUTHORIZED SIGNATURES

The following are Authorized Officials (as designated in Resolution - Form A) of this Public Agency to effectuate the investment and withdrawal of moneys of this Public Agency from time to time in accordance with the Joint Powers Agreement and Declaration of Trust.


Name of Public Agency
                     -----------------------------------------------------------
_________________________________________    ___________________________________
Print or Type Name of Authorized Official                  Title

_________________________________________    ___________________________________
Signature (Authorized Official)                            Date

Print or Type Name of Authorized Official                  Title

_________________________________________    ___________________________________
Signature (Authorized Official)                            Date

Print or Type Name of Authorized Official                  Title

_________________________________________    ___________________________________
Signature (Authorized Official)                            Date

--------------------------------------------------------------------------------
VII.  APPLICATION SIGNATURE

Application is hereby made this                   day of
                                -----------------

                                                             ,      .
                         ------------------------------------  -----
Name: ________________________     Title:_______________________________________

Signature_______________________________________________________________________


This application form must be signed by an official authorized by Resolution to Transact business with IPAIT. (See Resolution Form A for Authorized Officials)


Mail this form along with FORM A to:

       IOWA PUBLIC AGENCY INVESTMENT TRUST
       P.O. Box 837
       Des Moines, Iowa 50304-0837

                          This form may be photocopied


*For Additional Ipait Accounts, Use Space Provided On Supplemental Form B.

                            ADDITIONAL IPAIT ACCOUNTS

COMPLETE THE FOLLOWING INFORMATION FOR EACH ADDITIONAL IPAIT ACCOUNT TO BE
OPENED

SUPPLEMENTAL FORM B

--------------------------------------------------------------------------------

Name of Public Agency __________________________________________________________

Name to appear on IPAIT Account (e.g. General Fund, etc.)_______________________

Name and Address of Local Depository for funds transfer_________________________
________________________________________________________________________________
________________________________________________________________________________

Local Depository Account Number___________________  checking |_|    savings |_|
(For your protection, only one depository account may be accessed per IPAIT account)

Depository's  ABA Routing  Number_______________________________________________

(This number can be obtained from bottom of blank check or by calling depository)

--------------------------------------------------------------------------------

Name of Public Agency __________________________________________________________

Name to appear on IPAIT Account (e.g. General Fund, etc.)_______________________

Name and Address of Local Depository for funds transfer_________________________
________________________________________________________________________________
________________________________________________________________________________

Local Depository Account Number________________ checking |_|       savings  |_|
(For your protection, only one depository account may be accessed per IPAIT account)

Depository's  ABA Routing  Number_______________________________________________
(This  number  can  be  obtained  from  bottom  of  blank  check  or by  calling depository)
--------------------------------------------------------------------------------

Name of Public Agency___________________________________________________________

Name to appear on IPAIT Account (e.g. General Fund, etc.)_______________________

Name and Address of Local Depository for funds transfer_________________________
________________________________________________________________________________
________________________________________________________________________________

Local Depository Account Number________________ checking |_|       savings  |_|
(For your protection, only one depository account may be accessed per IPAIT account)

Depository's  ABA Routing  Number_______________________________________________
(This number can be obtained from bottom of blank check or by calling depository)


                                   _____________________________________________
                                   Signature of Authorized Official

                                INSTRUCTIONS FOR
                                MAKING PLACEMENTS

A.   To make a Placement by Automated Clearinghouse TRANSFER (ACH) DEBIT:
(Interest always begins the following business day)

     l. Call 1-800-872-4024 prior to 2:00 p.m. and an IPAIT representative will answer - "Iowa Public Agency Trust."

     2. Say: "This is (city, city utility, county) of _____ (name) _____, IPAIT Participant No. _____, with an ACH Placement, in the amount of $_____. My local financial institution is _____, and the local checking/savings account number is _____."

     3. The IPAIT representative will repeat the information given and acknowledge that the placement is accepted.

NOTE: Notice must be received prior to 2:00 p.m. to begin earning interest the next business day.

B.   TO MAKE A PLACEMENT BY WIRING MONEYS:  (Interest begins same day)

     l. Call 1-800-872-4024 prior to 10:00 a.m. and an IPAIT representative will answer - "Iowa Public Agency Trust."

     2. Say: "This is (city, city utility, county) of _____ (name) _____, IPAIT Participant No _____, with a wire investment in the amount of _____. This will be coming from _____(Financial Institution name and account number) _____."

     3.  The  IPAIT   representative  will  repeat  the  information  given  and acknowledge the placement.

     4. Instruct your local Financial Institution to wire the moneys to: Wells Fargo Bank Iowa, N.A., Des Moines, ABA #073000228, credit #405200, Iowa Public Agency Investment Trust, further credit to (Public Agency name and IPAIT Participant number).

NOTE: To be credited the same day, THE PARTICIPANT MUST CALL BEFORE 10:00 a.m. and THE LOCAL FINANCIAL INSTITUTION MUST DEPOSIT MONEYS WITH the federal reserve wire system no later than 10:00 a.m.

C. TO MAKE A PLACEMENT BY CHECK OR BANK DRAFT: (Interest begins usually one business day following receipt)

     1. Mail or deliver checks endorsed for deposit or made payable to Wells Fargo Bank Iowa, N.A. along with placement instructions, giving name of the Public Agency, IPAIT Participant number, and placement amount. Mail or deliver to:

              IOWA PUBLIC AGENCY INVESTMENT TRUST
              c/o Wells Fargo Bank Iowa, N.A.
              666 Walnut, P.O. Box 837
              Des Moines, Iowa  50304-0837

                                INSTRUCTIONS FOR
                               MAKING REDEMPTIONS

A.   To make a REDEMPTION by Automated Clearinghouse TRANSFER (ACH) CREDIT:
(Moneys transferred next business day after request)

     l. Call 1-800-872-4024 prior to 2:00 p.m. and an IPAIT representative will answer - "Iowa Public Agency Trust."

     2. Say: "This is (city, city utility, county) of _____ (name) _____, IPAIT Participant No. _____,with an ACH redemption request, in the amount of $_____. My local financial institution is _____, and the local checking/savings account number is _____."

     3.  The  IPAIT   representative  will  repeat  the  information  given  and acknowledge the redemption.

NOTE:    Notice must be received prior to 2:00 p.m. for moneys to be on deposit in your local  FINANCIAL  INSTITUTION the next business day.

B.   TO MAKE REDEMPTIONS BY WIRING MONEYS: (Moneys transferred same day)

     1. Call 1-800-872-4024 prior to 10:00 a.m. and an IPAIT representative will answer - "Iowa Public Agency Trust."

     2. Say: "This is (city, city utility, county) of _____ (name) _____, IPAIT Participant No. _____, with a wire redemption request, in the amount of $_____."

     3. Provide instructions for wiring, including local financial institution, location, account number, and name and telephone number of a contact person at that financial institution.

     4.  The  IPAIT   representative  will  repeat  the  information  given  and acknowledge the redemption.

NOTE:    Notice must be received prior to 10:00 a.m. for transfers to be made the same day.

C. To receive a check by mail: (This option is available but not recommended since the IPAIT Account is debited the same day check is written)

Call 1-800-872-4024 and an IPAIT representative will assist you.